OCTOBER 31, 1999

SELECT SHORT-TERM BOND FUND

SELECT INTERMEDIATE BOND FUND

SELECT BOND FUND

SELECT BALANCED FUND

SELECT EQUITY INCOME FUND

SELECT LARGE CAP EQUITY FUND

SELECT LARGE CAP GROWTH FUND

SELECT NEW GROWTH OPPORTUNITIES FUND

SELECT SMALL CAP VALUE FUND

SELECT INTERNATIONAL EQUITY FUND

Chase Vista
Select Funds

ANNUAL REPORT

    [CHASE LOGO]
CHASE VISTA FUNDS(SM)

ANSEFI-2-1299

----------------------------------------------------------------
  Contents
----------------------------------------------------------------
  Chairman's Letter                                          1
----------------------------------------------------------------
  Chase Vista Select Short-Term Bond Fund                    2
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Intermediate Bond Fund                  5
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Bond Fund                               8
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Balanced Fund                          11
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Equity Income Fund                     14
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Large Cap Equity Fund                  17
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Large Cap Growth Fund                  20
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select New Growth Opportunities Fund          23
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select Small Cap Value Fund                   26
   Fund Commentary
----------------------------------------------------------------
  Chase Vista Select International Equity Fund              29
   Fund Commentary
----------------------------------------------------------------
  Portfolios of Investments                                 32
----------------------------------------------------------------
  Financial Statements                                      66
----------------------------------------------------------------
  Notes to Financial Statements                             75
----------------------------------------------------------------
  Financial Highlights                                      84

Highlights

o Inflation, while still well under control, inched up during the reporting year and the Federal Reserve began raising interest rates in June.
o Bond markets struggled as the United States economy continued to grow sharply during the reporting year.
o Equity markets around the world provided double-digit returns in dollar terms for U.S. investors during the reporting year.

              -----------------------------------------------------
               NOT FDIC INSURED May lose value / No bank guarantee
              -----------------------------------------------------
       Chase Vista Funds are distributed by Vista Fund Distributors, Inc.

--------------------------------------------------------------------------------
CHASE VISTA SELECT EQUITY FUNDS
--------------------------------------------------------------------------------

Chairman's Letter

                                                      November 15, 1999

Dear Shareholder:

We are pleased to present this annual report for the Chase Vista Select Funds for the year ended October 31, 1999.

Buoyant Economy Boosts Equities

Economic conditions that appeared close to perfect led the equity market to new highs. Extremely robust economic growth combined with little evidence of inflation to produce an ideal environment for both corporate profits and equity valuations. Equities rose quickly in the first half of the period, although some doubts emerged in early summer.

The period began with the Federal Reserve Board's decision to cut rates in November 1998, its third rate cut in as many months. Rates had been cut to counter the threat that recession and deflation would spread from Asia and emerging markets and by the near failure of a large hedge fund.

As the months progressed, equities rallied strongly as it became clear that the economy remained strong and that the three rate cuts -- amounting to 75 basis points -- had increased financial liquidity. The stock market recorded not only a double-digit return for the calendar year, but its best consecutive four-year period in stock market history.

Inflation Concerns Surface in May

While the market continued to post new highs through the first months of 1999, inflation fears surfaced in early May. Spooked by data suggesting strong economic growth and tight labor markets might finally be leading to higher inflation, benchmark 30-year Treasury yields rose to levels not seen since 1997. The Federal Reserve Board reversed much of its 1998 easing --
 lifting rates by 25 basis points in both June and August.

Broadly speaking, equities drifted lower in the late summer and early fall. Only technology and blue chip growth stocks continued to rise. By the end of October, however, inflation fears had subsided somewhat and the broad-based market indices looked set for another double-digit year.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid
Chairman

--------------------------------------------------------------------------------
CHASE VISTA SELECT SHORT-TERM BOND FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 3.31% for the year ended October 31, 1999. This compares to a 2.98% annual return for the Lipper Short-Term Investment Grade Debt Funds Average.

How the Fund Was Managed

In a rising rate environment, your management team has a variety of tools to protect the value of your investment.

One such tool is duration management, which involves selecting securities by how far away or close their maturity is to today. Because interest rates and bond prices move in opposite directions, it's generally better to have a conservative, shorter duration in a rising rate environment. After taking advantage of the rally in Treasuries (and falling rates) as the reporting year opened by having a longer-than-benchmark duration, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only slightly-long. This began a process of reduction in duration that continued through the spring and summer and ultimately led to a shorter-than-benchmark stance.

Another tool is sector allocation, which involves determining which sectors are likely to outperform given the market's characteristics. Generally, it's better to be in Treasuries in a falling-rate environment, and therefore the Fund benefited from its Treasury overweight early in the reporting year. Subsequently, the management team moved back into the sectors which offer a higher yield or "spread" relative to Treasuries, including corporate, mortgage-backed and asset-backed securities. While their higher yields traditionally help the spread sectors outperform in a flat to rising interest rate environment, it took a while in late 1998 and the first quarter of 1999 for each spread sector to recover from its autumn low.

Although the Federal Reserve's announcement of a bias towards raising rates caused spread sectors to underperform Treasuries during the April to June period, the Fund's strong security selection within the corporate sector helped relative performance, as did the gradual move back into mortgages and reduction of corporates given fears of large issuance in the sector. In the final few months of the reporting period, the management team recognized the value in BBB-rated corporate securities given wide quality spreads.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due to concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year. Therefore, unless growth unexpectedly slows, the management team intends to reduce duration further by the first of the year and intensify its spread sector overweight.

CHASE VISTA SELECT SHORT-TERM BOND FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESETNATION OF PIE CHART]

U.S. Treasury Securities                   (29.2%)
Asset Backed Securities                    (25.1%)
Corporate Notes & Bonds                    (22.0%)
U.S. Government Agency Obligations         (17.9%)
Residential Mortgage Backed Securities      (2.8%)
Commercial Mortgage Backed Securities       (2.5%)
Cash Equivalents & Short-Term Paper         (0.5%)

CHASE VISTA SELECT SHORT-TERM BOND FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                             1 Year       5 Years       10 Years
Select Short-Term Bond       3.31%        5.33%         6.24%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

                                                   Lipper
              Chase Vista         Lehman         Short-Term
                Select           1-3 Year        Investment
              Short-Term        Government       Grade Debt
               Bond Fund        Bond Index      Funds Average
1989            10000             10000            10000
1990            10756.1           10884.9          10708.8
1991            12059.3           12107.9          11912.2
1992            13125.1           13091.9          12761
1993            13992.5           13849.8          13562
1994            14135.3           14009.6          13661.2
1995            15070.1           15246.8          14743.2
1996            15972.8           16159.5          15545.3
1997            16697             17206.2          16486.4
1998            17740.1           18520.3          17464
1999            18327.1           19218.1          17974.3

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman 1-3 Year Government Bond Fund Index consists of all bonds covered by the Government Bond Index with maturities of one to three years. The Lipper Short-Term Investment Grade Debt Funds Average consists of actively managed short-term, investment-grade debt mutual funds. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT INTERMEDIATE BOND FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate, mortgage-backed and asset-backed securities, had a total return of 0.33% for the year ended October 31, 1999. This compares to a -0.07% annual return for the Lipper Intermediate Investment Grade Debt Funds Average.

How the Fund Was Managed

In a rising rate environment, your management team has a variety of tools at its disposal to protect the value of your investment.

One such tool is duration management, which involves selecting securities by how far away or close their maturity is to today. Because interest rates and bond prices move in opposite directions, it's generally better to have a more conservative, shorter duration in a rising rate environment. After taking advantage of the rally in Treasuries (and falling rates) as the reporting year opened by having a longer-than-benchmark duration, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only slightly-long. This began a process of reduction in duration that continued through the spring and summer and ultimately led to a shorter-than-benchmark stance.

Another tool is sector allocation, which involves determining which sectors are likely to outperform given the market's characteristics. Generally, it's better to be in Treasuries in a falling-rate environment, and therefore the Fund benefited from its Treasury overweight early in the reporting year. Subsequently, the management team moved back into the sectors which offer a higher yield or "spread" relative to Treasuries, including corporates, mortgage-backed and asset-backed securities. While their higher yields traditionally help the spread sectors outperform in a flat to rising interest rate environment, it took a while in late 1998 and the first quarter of 1999 for each spread sector to recover from its autumn low.

Although the Federal Reserve's announcement of a bias towards raising rates caused spread sectors to underperform Treasuries during the April to June period, the Fund's strong security selection within the corporate sector helped relative performance, as did the gradual move back into mortgages and a reduction of corporates given fears of large issuance in the sector. As the period ended, fears of huge corporate issuance had subsided, and the Fund began adding back to its holdings in the sector.

A final tool is yield curve management, and although this was relatively neutral for most of the year the management team did emphasize two-year securities in late June and early July.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due to concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year. Therefore, unless growth unexpectedly slows, the management team intends to reduce duration further by the first of the year and intensify its spread sector overweight.

CHASE VISTA SELECT INTERMEDIATE BOND FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Corporate Notes & Bonds                     (35.7%)
U.S. Treasury Securities                    (35.3%)
U.S. Government Agency Obligations          (10.7%)
Residential Mortgage Backed Securities       (8.7%)
Asset Backed Securities                      (5.5%)
Commercial Mortgage Backed Securities        (2.7%)
Cash Equivalents & Short-Term Paper          (1.4%)

CHASE VISTA SELECT INTERMEDIATE BOND FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns


                         1 Year       5 Years       10 Years
Select Intermediate
 Bond                    0.33%        6.82%         6.95%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

                                   Lipper           Lipper
             Chase Vista        Intermediate     Intermediate
               Select            Government/      Investment
             Intermediate        Corporate        Grade Debt
                 Bond              Bond             Funds
                 Fund              Index           Average
1989            10000             10000            10000
1990            10553.3           10737.8          10501.6
1991            12112             12221.9          12058.1
1992            13310.8           13443.9          13229
1993            14966.5           14782.2          14760.5
1994            14086.8           14496.6          14143.6
1995            16161.6           16311.2          16092.6
1996            16903.8           17259.8          16921.3
1997            18087.3           18551.5          18263.9
1998            19531             20310            19695.3
1999            19595.1           20492.9          19652.8

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Intermediate Gov't/Corp. Bond Index consists of the government and corporate indices, which includes bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities, and corporate and Yankee Bonds. The Lipper Average consists of actively managed intermediate investment grade debt mutual funds. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT BOND FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate, mortgage-backed and asset-backed securities, had a total return of -0.01% for the year ended October 31, 1999 compared to a -0.92% annual return for the Lipper Corporate Debt A-Rated Funds Average. The fund was ranked in the top 25% of its Lipper peer group.

How the Fund Was Managed

In a rising rate environment, your management team has a variety of tools to protect the value of your investment.

One such tool is duration management, which involves selecting securities by how far away or close their maturity is to today. Because interest rates and bond prices move in opposite directions, it's generally better to have a more conservative, shorter duration in a rising rate environment. After taking advantage of the rally in Treasuries (and falling rates) as the reporting year opened by having a longer-than-benchmark duration, the management team correctly anticipated the onset of the higher rate environment by reducing duration to only slightly-long. This began a process of reduction in duration that continued through the spring and summer and ultimately led to a shorter-than-benchmark stance by the end of September.

Another tool is sector allocation, which involves determining which sectors are likely to outperform given the market's characteristics. Generally, it's better to be in Treasuries in a falling-rate environment, and therefore the Fund benefited from its Treasury overweight early in the reporting year. Subsequently, the management team moved back into the sectors which offer a higher yield or "spread" relative to Treasuries, including corporates, mortgage-backed and asset-backed securities. While their higher yields traditionally help the spread sectors outperform in a flat to rising interest rate environment, it took a while in late 1998 and the first quarter of 1999 for each spread sector to recover from its autumn low.

Although the Federal Reserve's announcement of a bias towards raising rates caused spread sectors to underperform Treasuries during the April to June period, the Fund's strong security selection within the corporate sector helped relative performance, as did the gradual move back into mortgages and a reduction of corporates given fears of large issuance in the sector.

A final tool is yield curve management, and although this was relatively neutral for most of the year, the management team did emphasize two-year securities in late June and early July and subsequently took advantage of a disparity between yields on 20- and 30-year securities.

Where the Fund May Be Headed

After the end of the reporting period, the Fed once again raised short-term rates in the face of a strong U.S. economy, growth overseas and slightly higher inflation expectations. In the management team's view, the Fed won't raise rates again in 1999 due to concerns about Y2K, but if growth continues at the current pace the Fed will have to act fairly early next year. Therefore, unless growth unexpectedly slows, the management team intends to reduce duration further by the first of the year and intensify its spread sector overweight.

CHASE VISTA SELECT BOND FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Residential Mortgage Backed Securities      (34.8%)
Corporate Notes & Bonds                     (23.7%)
U.S. Treasury Securities                    (14.9%)
Cash Equivalents & Short-Term Paper          (9.1%)
Asset Backed Securities                      (6.8%)
Commercial Mortgage Backed Securities        (6.3%)
U.S. Government Agency Obligations           (4.4%)

CHASE VISTA SELECT BOND FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns


                  1 Year       5 Years       10 Years
Select Bond       -0.01%       7.33%         7.43%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

                                                   Lipper
                                                  Corporate
              Chase Vista         Lehman            Debt
                Select           Aggregate         A-Rated
                 Bond              Bond             Funds
                 Fund              Index           Average
1989            10000             10000            10000
1990            10458.5           10628.7          10383
1991            12091             12308.8          12054.2
1992            13229.1           13520.4          13295.9
1993            15011             15175.8          15168.6
1994            14382.6           14618            14280.4
1995            16540.3           16906.2          16487.2
1996            17465.2           17892.2          17278.2
1997            18895.6           19458.6          18738.2
1998            20490.1           21302.3          20180.8
1999            20488.8           21839            19994.2

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce performance.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Lehman Aggregate Bond Index consists of the Lehman Gov't/Corp. Index and the Mortgage-backed Securities Index. The Lipper Average consists of actively managed corporate debt A-rated or better funds. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT BALANCED FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Balanced Fund, which seeks to provide capital growth plus current income by investing in a portfolio of high-quality stocks, bonds and convertible securities, had a total return of 13.30% for the year ended October 31, 1999. This compares to a 11.32% annual return for the Lipper Balanced Funds Average.

How the Fund Was Managed

The Fund's exposure to equities boosted returns, as many large technology companies and blue chip growth stocks posted strong returns. In the second half of the period, however, growing worries regarding inflationary forces dampened Fund returns. Not only did this slow the momentum of equity markets, but it also led to a fall in the price of Treasury and other fixed income securities.

Equity holdings were the chief drivers of performance. Companies like Microsoft, Intel, Dell Computer, General Electric and Proctor & Gamble provided strong returns for much of the 12 months. These stocks continued to move higher even during the May through September period when inflation jitters caused the broad-based equity indices to move sideways. Such nervousness caused the investing community to treat disappointments harshly. One holding, discount broker Charles Schwab, fell sharply after warning that profit margins might deteriorate.

Fixed-income holdings avoided losses in a difficult environment. Bond prices slipped lower as the yield on the 30-year U.S. Treasury bond rose from 5.15% to 6.15% over the Fund's financial year. The Federal Reserve tightened rates twice in the period--at the end of June and again in August. After the period ended, the Fed raised the Federal Funds rate to 5.5% on November 16, 1999.

Your management team generally evaded falls in bond prices chiefly through active management of 'duration'. Shorter duration bonds (with shorter times until maturity) are less sensitive to changes in inflationary expectations, and are the best place to be in a rising rate environment. After taking advantage of the rally in Treasuries early in the reporting period by having longer-than-benchmark duration, management continuously reduced duration. There was also a shift into non-Treasury bonds--including corporates, mortgage-backed and asset-backed securities--to take advantage of low valuations.

Where the Fund May Be Headed

The outlook depends to a large extent on future inflation and interest rates. A significant rise in inflation could halt the rally in large growth stocks, and have an adverse impact on bond prices. Otherwise, the rally in these stocks is likely to lose momentum over time and be replaced by a more broadly based move higher.

CHASE VISTA SELECT BALANCED FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Consumer Cyclicals                           (14.5%)
Utilities                                    (14.0%)
U.S. Treasury Securities                     (13.8%)
Capital Goods                                 (8.2%)
U.S. Government Agency Securities             (8.2%)
Energy                                        (7.8%)
Financial                                     (7.5%)
Technology                                    (6.6%)
Health Care                                   (5.4%)
Cash Equivalent & Short Term Paper            (4.6%)
Mortgage Backed Pass-Through Securities       (4.4%)
Basic Materials                               (2.1%)
Real Estate                                   (1.3%)
Transportation                                (0.8%)
Consumer Staples                              (0.8%)

Top Ten Equity Holdings of the Portfolio

1. General Electric Co. (3.0%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. General Electric also owns the National Broadcasting Company.

2. BellSouth Corp. (2.8%) Through its two wholly-owned subsidiaries, BellSouth Telecommunications, Inc. and BellSouth Enterprises, Inc., provides telecommunications services, systems and products.

3. Dayton-Hudson Corp. (2.4%) A general merchandise retailer, specializing in large-store formats, including discount stores, moderate-priced promotional stores and traditional department stores.

4. Bristol-Myers Squibb Co. (2.4%) A diversified worldwide health and personal care company that manufactures medicines and other products.

5. MCI WorldCom, Inc. (2.2%) Provides local, long distance, Internet, data and international communications services.

6. Vodafone AirTouch PLC (2.1%) Provides mobile telecommunications services. The Company supplies customers with digital and analog cellular telephone, paging and personal communications services.

7. SBC Communications, Inc. (2.0%) Provides communications services in the United States and in other countries.

8. Corning Inc. (2.0%) Produces optical fiber, cable and photonic components for the telecommunications industry, and high-performance displays and components for television and other communications-related industries.

9. Exxon Corp. (1.9%) Explores for and produces crude oil and natural gas, manufactures petroleum products and transports and sells crude oil.

10. American International Group (1.8%) Writes property and casually insurance and life insurance, and provides a variety of insurance and insurance-related services through its subsidiaries in the U.S. and overseas.

Top 10 equity holdings comprised 22.6% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT BALANCED FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                      1 Year        5 Years       10 Years
Select Balanced       13.30%        15.74%        11.47%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

                Chase
                Vista                              Lehman            Lipper
                Select                            Aggregate          Balanced
               Balanced           S&P 500           Bond              Funds
                 Fund              Index            Index            Average
1989            10000             10000            10000             10000
1990            9982.26           9253.04          10628.7           9550.84
1991            12150.3           12344.4          12308.8           12139.4
1992            13409.4           13572.1          13520.4           13260.3
1993            14854.6           15597.8          15175.8           15216.3
1994            14264.1           16199.7          14618             15143
1995            17218.1           20475.6          16906.2           17920
1996            19242.5           25501.3          17892.2           20603.5
1997            22893.3           33549.3          19485.6           24708.8
1998            26162.9           40931.2          21302.3           26978.4
1999            29641.3           51433.7          21839             30027.4

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Balanced Funds Average. The Lehman Aggregate Bond Index consists of the Lehman Gov't/Corp. Index and the Mortgage-backed Securities Index. The Lehman Gov't/Corp. Index includes the government and corporate bond indices, including U.S. government and treasury agency securities, corporate and Yankee bonds. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT EQUITY INCOME FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Equity Income Fund, which seeks to provide current income plus capital growth by investing primarily in income-generating equity securities, had a total return of 8.18% for the year ended October 31, 1999. This compares to a 9.56% annual return for the Lipper Equity Income Funds Average.

How the Fund Was Managed

The Fund rose with a buoyant equity market. Much of the Fund's rise came in the first half of the period, when there was a broad-based market rally following the Federal Reserve Board's rate cuts in the fall of 1998. This coincided with strong corporate earnings reports and a realization that the economy was in robust shape.

The Fund benefited in the first half from a high exposure to Real Estate Investment Trusts (REITs), which rallied in the period. Financial stocks rallied in response to merger and acquisition activity, and energy stocks rose with higher oil prices. Further, consumer cyclicals, such as housing, retail and automotive helped performance. Cable stocks were also positive performers.

In the second half, however, much of the market was mired in a trading range as the Federal Reserve Board reversed most of its 1998 rate cuts and inflationary fears resurfaced. Yields rose across the yield curve, and the market became nervous about valuations for all but the most dynamic growth stocks. The portfolio actually reversed some of its earlier gains during this period.

The portfolio is currently being reorganized to bring its sector weightings into closer alignment with those of its benchmark. Many new names are being added, including DuPont, American Express, American International Group (AIG), Citigroup, Abbott Laboratories, Bristol-Myers Squibb, IBM, Microsoft and Home Depot. Those stocks with little medium-term prospect of any improvement in earnings have been removed.

Where the Fund May Be Headed

The Fund will be managed in a conservative fashion intended to cushion the impact of market volatility. It will invest in conservatively managed companies with diversified businesses that offer some protection from economic uncertainty. The intention is to create a portfolio of stocks with a roughly 85% exposure to the S&P 500 Index, seeking to capture at least 85% of any rise, but no more than 85% of any fall.

CHASE VISTA SELECT EQUITY INCOME FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF LINE CHART]

Technology                              (24.3%)
Financial                               (17.3%)
Utilities                               (14.1%)
Consumer Cyclicals                      (10.0%)
Energy                                   (9.3%)
Basic Materials                          (6.0%)
Health Care                              (6.0%)
Capital Goods                            (5.1%)
Cash Equivalent & Short Term Paper       (4.0%)
Consumer Staples                         (3.3%)
Real Estate                              (0.6%)

Top Ten Equity Holdings of the Portfolio

1. Freddie Mac (4.1%) Supplies lenders with the money to make mortgages and packages them into marketable securities.

2. General Electric Co. (4.1%) Develops, manufacturers and markets products for the generation, distributions and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. General Electric also owns the National Broadcasting Company.

3. Intel Corp. (3.7%) Designs, manufacturers and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, system management software, conferencing products and digital imaging products.

4. General Dynamics Corp. (3.5%) Manufactures and supplies defense systems to the United States government and its allies, The Company conducts business in the marine systems, combat systems, information systems and technology industries.

5. IBM Corp. (3.5%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

6. American International Group (3.3%) Writes property and casualty insurance and life insurance, and provides a variety of insurance and insurance-related services through its subsidiaries in the U.S. and overseas.

7. Citigroup, Inc. (3.3%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

8. SBC Communcations, Inc. (3.3%) Provides communications services in the United States and in other countries.

9. Texas Instruments, Inc. (2.9%) Provides semiconductor products as well as designs and supplies digital signal processing and analog technologies.

10. GTE Corp. (2.8%) Provides government and defense communications systems and equipment, aircraft passenger telecommunications, and directories and telecommunications-based information services.

Top 10 equity holdings comprised 34.5% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT EQUITY INCOME FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                           1 Year       5 Years       10 Years
Select Equity Income       8.18%        17.66%        13.84%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

              Chase Vista                          Lipper
                Select                             Equity
                Equity                             Income
                Income            S&P 500           Funds
                 Fund              Index           Average
1989            10000             10000            10000
1990            9083.44           9253.04          8808.94
1991            12070.3           12344.4          11644.4
1992            13327.4           13572.1          12829
1993            16412.5           15597.8          15277.5
1994            16209.5           16199.7          15550.3
1995            19585.1           20475.6          18376.2
1996            24025.7           25401.3          22254.3
1997            31411.1           33549.3          28225.7
1998            33805.2           40931.2          31013.2
1999            36570.4           51433.7          33951.7

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Equity Income Funds Average consists of funds that invest in equity income stocks. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT LARGE CAP EQUITY FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Large Cap Equity Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 20.36% for the year ended October 31, 1999. This compares to a 26.12% annual return for the Lipper Large-Cap Core Average.

How the Fund Was Managed

The Fund's emphasis on large capitalization names served it well during the period, although its value style proved a slight drag on performance. Continuing the trend of recent years, large capitalization stocks registered bigger gains than small and mid cap companies. Value stocks did not, however, perform as well growth.

Much of the Fund's rise occurred in the first six months, when it rose 20.61%. Relief that economic growth had not been damaged by the turmoil affecting emerging markets and parts of Asia drove equities higher during that period. In the second six months, a sustained rise in interest rates across the yield curve held much of the equity market within a trading range. Stock price rises were limited to an ever-shrinking number of blue chip and technology stocks.

The Fund was underweight in technology stocks and so moved sideways over much of the summer. Further, it did not own some of the blue chip names like Microsoft Corp and General Electric that led the market. The largest holding for much of this period was Philip Morris, the tobacco company. Philip Morris was widely favored by value managers but performed poorly.

A number of the value stocks in the portfolio are being sold as its style is shifted to a blend of growth and value. Growth names like Microsoft and GE have been added. The Fund's weight in sectors like technology and healthcare has been lifted, while that in financials, utilities and basic materials has been reduced. The manager is also investing the Fund's 10% cash position.

Where the Fund May Be Headed

The Fund's outlook depends on future inflation and interest rates. To date, the Fund has risen with the large capitalization companies in which it has invested. Stock picking will be a major contributor to performance. The manager is positioning the Fund in companies with market leadership credentials. It focuses on companies with strong earnings and high levels of profitability as well as positive industry characteristics. The manager believes the Fund is well positioned in the current market environment.

CHASE VISTA SELECT LARGE CAP EQUITY FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Technology                                (22.9%)
Consumer Cyclicals                        (19.4%)
Financial                                 (14.9%)
Health Care                                (9.4%)
Utilities                                  (8.8%)
Energy                                     (7.6%)
Capital Goods                              (7.4%)
Cash Equivalent & Short Term Paper         (3.4%)
Basic Materials                            (3.2%)
Consumer Staples                           (1.5%)
Transportation                             (1.5%)

Top Ten Equity Holdings of the Portfolio

1. General Electric Co. (4.4%) management, financing, asset management and insurance. General Electric also owns the National Broadcasting Company.

2. Microsoft Corp. (4.0%) Develops, manufacturers, licenses, sells and supports software products. The Company offers operating system software, server application and software, business and consumer application software, software development tools and Internet and intranet software. It also develops the MSN network of Internet products and services.

3. Wal-Mart Stores, Inc. (2.7%) Operates discount stores and Supercenters as well as Sam's Clubs which offer apparel, housewares, small appliances, electronics and hardware. Wal-Mart operates in the United States, Canada, Argentina, Brazil, Germany, Mexico and Puerto Rico, and is involved in joint ventures in China and Korea.

4. American International Group (2.5%) Writes property and casualty insurance and life insurance, and provides a variety of insurance and insurance-related services through its subsidiaries in the U.S. and overseas.

5. Citigroup, Inc. (1.9%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

6. Home Depot, Inc. (1.9%) Sells building materials and home improvement products. The Company's stores sell plumbing, heating and electrical supplies, lumber, floor and wall coverings, hardware, tools, paints, and lawn and garden products.

7. Altera Corp. (1.8%) Designs, manufacturers and markets programmable logic devices and associated development tools. Programmable logic devices are semiconductor integrated circuits that offer on-site programmability to customers.

8. Texas Instruments, Inc. (1.7%) Provides semiconductor products as well as designs and supplies digital signal processing and analog technologies.

9. Coastal Corp. (1.7%) Gathers, markets, processes, stores and transmits gas, as well as refines, markets and distributes petroleum and chemicals.

10. American Express Co. (1.6%) Through its subsidiaries, provides travel-related financial advisory and international banking services around the world.

Top 10 equity holdings comprised 24.2% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT LARGE CAP EQUITY FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                      1 Year        5 Years       10 Years
Select Large Cap
 Equity               20.36%        21.72%        15.30%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

             Chase Vista
                Select                             Lipper
               Large Cap                          Large-Cap
                Equity            S&P 500           Core
                 Fund              Index           Average
1989            10000             10000            10000
1990            9527.09           9253.04          9177.17
1991            12533.9           12344.4          12385.9
1992            13604.8           13572.1          13494.8
1993            15097.3           15597.8          15712.4
1994            15546.9           16199.7          16028.3
1995            18488.8           20475.6          19509.9
1996            22470.9           25401.3          23708.1
1997            29624.5           33549.3          30271.6
1998            34535.4           40931.2          35113.3
1999            41567.2           51433.7          44072.8

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Average consists of large-cap value funds. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT LARGE CAP GROWTH FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Large Cap Growth Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 39.78% for the year ended October 31, 1999. This compares to a 38.76% annual return for the Lipper Large-Cap Growth Average.

How the Fund Was Managed

The Fund benefited from its solid growth stock bias. While rising interest rates and valuation concerns caused the prices of many equities to plateau during the summer, a number of growth stocks continued to reach new highs. Technology companies in particular benefited from better than expected third quarter earnings and persistent optimism regarding growth prospects.

The majority of the Fund's returns came in the first six-month period (when it rose 29.12%). Equities were especially buoyant during this time as it became clear that economic growth would not be damaged by turmoil in emerging markets and parts of Asia. The return in the second six months (10.66%) was, however, far in advance of the broad-based market indices.

The portfolio had a heavy weighting in technology stocks. It also had significant holdings in growth companies such as General Electric and Amgen. One company that performed well for the majority of the period, but corrected towards the end was Tyco International, the acquisitive Bermuda-based industrial conglomerate. Unsubstantiated allegations regarding its accounting practices caused the stock price to fall sharply.

The Fund is gradually being repositioned to bring its sector weightings more into line with those of its benchmark. As the manager focuses on buying companies with market leadership credentials, there will also be a subtle shift in its stock picking style.

Where the Fund May Be Headed

The Fund's outlook largely depends on future inflation and interest rates. To date, the Fund has risen with the growth companies in which it has invested. Stock picking will be a major contributor to performance. The manager is positioning the Fund in companies with market leadership credentials. It focuses on companies with strong earnings and high levels of profitability as well as positive industry characteristics. The manager believes the Fund is well positioned in the current market environment.

CHASE VISTA SELECT LARGE CAP GROWTH FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Technology                               (34.1%)
Consumer Cyclicals                       (17.5%)
Capital Goods                            (13.3%)
Health Care                              (12.7%)
Financial                                (10.0%)
Utilities                                 (4.1%)
Cash Equivalent & Short Term Paper        (3.6%)
Energy                                    (2.5%)
Consumer Staples                          (2.2%)

Top Ten Equity Holdings of the Portfolio

1. Microsoft Corp. (5.2%) Develops, manufacturers, licenses, sells and supports software products. The Company offers operating system software, server application and software, business and consumer application software, software development tools and Internet and intranet software. It also develops the MSN network of Internet products and services.

2. EMC Corp. (4.9%) With offices all around the world, EMC provides enterprise storage systems, software, networks and services. The Company's products store, retrieve, manage, protect and share information from all major computing environments.

3. Tyco International LTD (3.8%) Manufacturers and installs fire protection systems, provides electronic security services, and manufacturers flow control valves and disposable medical products.

4. General Electric Co. (3.8%) Develops, manufacturers and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. General Electric also owns the National Broadcasting Company.

5. Cisco Systems, Inc. (3.7%) Supplies data networking products to the corporate enterprise and public wide area service provider markets. Products include routers, LAN switches, frame relay/ATM and remote access concentrators.

6. America Online, Inc. (3.6%) Provides interactive communications and services through its America Online and CompuServe worldwide Internet online services.

7. IBM Corp. (3.5%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

8. Dell Computer Corp. (3.4%) Designs, develops, manufactures, markets, services and supports a variety of computer systems, including desktop computer systems, notebook computers, workstations, and network server and storage products.

9. Intel Corp. (3.0%) Designs, manufacturers and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communications products, system management software, conferencing products and digital imaging products.

10. American International Group (2.9%) A company that writes property and casualty insurance and life insurance, and provides a variety of insurance and insurance-related services through its subsidiaries in the U.S. and overseas.

Top 10 equity holdings comprised 37.8% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT LARGE CAP GROWTH FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                    1 Year        5 Years       10 Years
Select Large Cap
 Growth             39.78%        28.12%        18.26%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

             Chase Vista
                Select                                                Lipper
               Large Cap                          S&P/Barra          Large-Cap
                Growth            S&P 500          Growth            Growth
                 Fund              Index            Index            Average
1989            10000             10000            10000             10000
1990            9394.22           9253.04          9669.19           9254.66
1991            12078.6           12344.4          13166.8           13256.9
1992            13791.9           13572.1          14686.7           14242
1993            14880.1           15597.8          15540.8           16314.5
1994            15498             16199.7          16391.5           16679.6
1995            19552.2           20475.6          21262.5           20968.8
1996            22502.8           25401.3          26305.3           24924.8
1997            29666             33549.3          35327.4           32032.3
1998            38304.2           40931.2          46651.9           38298.7
1999            53541.9           51433.7          54660.9           53045.7

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The &P 500 Index is a broad-based index that replicates the U.S. stock market. The S&P/Barra Growth Index contains large U.S. companies with high price-to-book ratios relative to the S&P 500. The Lipper Large-Cap Growth Average consists of funds that invest in large-cap growth stocks. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select New Growth Opportunities Fund, which seeks to provide capital growth through a portfolio of common stocks of mid-sized companies, had a total return of 29.65% for the year ended October 31, 1999. This compares to a 58.10% annual return for the Lipper Mid Cap Growth Funds Average.

How the Fund Was Managed

The Fund benefited from its holdings in mid-cap growth stocks. Equities were boosted early in the 12-month period by evidence that economic growth remained robust. Fears that economic weakness in Asia and Europe would harm the U.S. economy proved unjustified.

Technology stocks led the equity market for most of the year. The Fund held many strong performers, in particular semiconductor and communications services stocks. Among them were stocks like Vitesse Semiconductor, JDS Uniphase and McLeod USA. Early in the year, oil stocks also made a contribution to performance, thanks to a sustained rally in oil prices fueled by the decision of Mideast oil ministers to limit oil production.

As the year progressed, the equity market rally became significantly weaker as fears regarding valuations emerged. Buoyant growth and sustained interest rate rises sparked concerns that stocks might prove overvalued. Many stocks fell from their highs, although a dwindling number of technology companies continued to move higher.

The Fund is currently being rebalanced to bring its sector weightings more closely into line with those of its benchmark. In the future, it will seek to enhance returns primarily from stock picking rather than sector bets. The Fund's weighting in financials, capital goods and basic materials is being increased. The technology holding is being reduced. In a particularly fortunate piece of timing, the financials weighting was lifted shortly before the sector rallied in response to legislation that will allow banks to underwrite securities.

Where the Fund May Be Headed

Looking ahead, we remain positive. The stocks in this portfolio are attractively valued by comparison with large company stocks, and many have stronger earnings growth rates than the market as a whole. There are a large number of mid-sized companies with strong growth prospects trading on relatively low valuations. By this criterion, the mid-cap stock universe currently offers a better balance of risk and reward than large capitalization stocks. The Fund will continue to hold stocks with strong fundamentals, reasonable valuations and good technicals.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Consumer Cyclicals                      (30.3%)
Technology                              (18.6%)
Financial                               (11.7%)
Utilities                                (9.2%)
Cash Equivalent & Short Term Paper       (7.9%)
Health Care                              (7.6%)
Energy                                   (6.9%)
Basic Materials                          (5.3%)
Capital Goods                            (2.0%)
Transportation                           (0.5%)

Top Ten Equity Holdings of the Portfolio

1. Nextlink Communications, Class A (2.3%) Provides local, long distance and enhanced communications services to commercial customers. The Company operates 23 facilities-based networks providing switched local and long distance services in 14 states.

2. Vitesse Semiconductor Corp. (2.1%) Designs, develops, manufactures and markets digital high-bandwidth communications and automatic test equipment integrated circuits.

3. Zions Bancorp. (2.0%) Operates full-service banking offices. The company also offers an array of investments, mortgage, insurance and electronic commerce services.

4. Park Place Entertainment Corp. (2.0%) Created through a spin-off of Hiltin Hotels Corporation and a merger with the Mississippi gaming operations of Grand Casinos, Inc., the company's operations include United States land-based casinos and an interest in a riverboat casino, land-based casinos in Australia and a land-based casino in Uruguay.

5. AT&T--Liberty Media Groups Class A (2.0%) Holds interest in numerous globally branded entertainment networks such as "Discovery Channel" and "USA." Assets also include interests in international video businesses, international telephony and domestic wireless, plant and equipment manufacturers and other businesses related to broadband services.

6. Comverse Technology, Inc. (2.0%) Designs, manufactures, markets and supports computer and telecommunications systems and software for multimedia communications and information processing application.

7. Camco International, Inc. (1.9%) Provides oilfield equipment and services for specialty applications in key phases of oil and gas drilling, completion and production.

8. Hispanic Broadcasting Corp. (1.9%) A Spanish-language radio broadcasting company that owns or programs stations in the United States. The Company's stations are located in Los Angelos, New York, Miami, San Francisco/San Jose, Chicago, Houston, San Antonio, McAllen/ Brownsville/Harlingen, Dallas/Fort Worth, San Diego, El Paso and Las Vegas.

9. AXA Financial, Inc. (1.7%) A provider of diversified financial services around the world, including insurance and annuity products, investment banking and asset management services. Subsidiaries include The Equitable Life Assurance Society of the U.S., Alliance Capital Management L.P., and Donaldson, Lufkin and Jenrette.

10. ASM Lithography Holding, NV (1.7%) Develops, manufacturers, markets and services advanced photolithography projection systems, known as "wafer steppers." The Company supplies the wafer steppers to integrated circuit manufacturers located in the United States, Asia and Western Europe.

Top 10 equity holdings comprised 19.6% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                       1 Year        5 Years       10 Years
Select New Growth
 Opportunities         29.65%        13.82%        13.58%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

              Chase Vista                                           Lipper
                Select                                              Mid Cap
              New Growth                        S&P Mid-Cap         Growth
             Opportunities     Russell 2000         400              Funds
                 Fund              Index           Index            Average
1989            10000             10000            10000            10000
1990            8410.96           7271.02          8660.2           8980.75
1991            13168.2           11533.3          14156.8          12899.6
1992            14079.1           12629.6          15459.8          15528.4
1993            18511.3           16719.2          18788.9          18133.1
1994            18703.3           16661.2          19234.4          18312.7
1995            21812.1           19720            23314.6          25706.6
1996            24324.6           23004.6          27355.5          30046
1997            27761.7           29754.3          36290.9          33842.3
1998            27566.9           26227.3          38726.1          34601.1
1999            35741.2           30125.7          46887.8          49225.5

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lipper Average consists of mid-cap value funds. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT SMALL CAP VALUE FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select Small Cap Value Fund, which seeks capital growth by investing in small cap common stocks, provided a total return of -4.20% for the year ended October 31, 1999. This compares to a 6.0% annual return for the Lipper Small-Cap Value Average.

How the Fund Was Managed

The Fund suffered particularly badly from fears of higher interest rates in the summer and fall. During the first six months of the 12-month period, it reported a total return of 9.99%, only to drop by 14.20% in the second half.

Performance was hurt by concerns that higher interest rates would lead to an economic slowdown and harm the earnings of 'industrial' America. While a number of growth companies posted new highs during the summer and fall, many value stocks with cyclical earnings were hit hard. Price weakness was worst of all in the small cap area in which the Fund invests.

The Fund was significantly overweight in the capital goods and basic materials sectors. Names like Teleflex and Carlisle Companies, both mini conglomerates, performed poorly. Watsco, the distributor of air conditioning, was another disappointment. In addition, a number of companies reported disappointing earnings.

The style of the fund is currently being adapted from value to a blend of growth and value. As a result, there has been a significant restructuring of the portfolio. The weightings in sectors such as technology and healthcare have been lifted at the expense of areas like capital goods and basic materials.

Where the Fund May Be Headed

The Fund's prospects are currently improving as its portfolio is being refocused, with a greater emphasis placed on the more vibrant areas of the economy. Prospects look relatively bright as earnings growth for smaller companies is forecast to exceed that of large stocks for the first time in 18 months during the fourth quarter of 1999.

CHASE VISTA SELECT SMALL CAP VALUE FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Consumer Cyclicals                       (28.7%)
Technology                               (19.2%)
Cash Equivalent & Short Term Paper       (11.3%)
Health Care                              (10.6%)
Capital Goods                             (7.8%)
Financial                                 (6.1%)
Basic Materials                           (4.7%)
Energy                                    (4.0%)
Transportation                            (3.0%)
Consumer Staples                          (2.5%)
Utilities                                 (2.1%)

Top Ten Equity Holdings of the Portfolio

1. Concord EFS, Inc. (4.9%) Provides electronic transaction authorization, processing, settlement and funds transfer services across the United States.

2. Vishay Intertechnology, Inc. (2.6%) Manufacturers a broad line of discrete passive electronic components and discrete active electronic components, particularly resistors, capacitors, inductors, diodes and transistors. The Company's products are used in computers, telephones, televisions, automobiles, household appliances, medical equipment, satellites and military and aerospace equipment.

3. NFO Worldwide, Inc. (2.6%) Provides continuous tracking, online research, consumer panels and multi-company research. The Company also provides market evaluation, product development, customer satisfaction, pricing, distribution and advertising effectiveness.

4. Shorewood Packaging Corp. (2.1%) Print and manufacture paperboard packaging through operations in the United States, Canada and China. The Company's customers include the cosmetics, home video, music, software, tobacco, toiletries and general consumer markets.

5. Banta Corp. (2.0%) Provides printing and digital imaging services for publishers of educational and general books, special-interest magazines, consumer and business catalogs and direct marketing materials.

6. Brown & Brown, Inc. (1.9%) A diversified insurance brokerage and agency that markets and sells property and casualty insurance products and services to its clients. The Company acts in an agency capacity to provide customers with targeted, customized risk management products.

7. Technitrol, Inc. (1.8%) Manufacturers electronic and metallurigical components.

8. Oneida LTD (1.8%) Manufacturers steel and silverplated flatware for the consumer and food service industries. The Company also markets a variety of dinnerware, crystal, glassware and metal serviceware.

9. MS Carriers, Inc. (1.7%) Transport freight by truck in the United States and Canada. The Company primarily delivers packages, retail goods, nonperishable foodstuffs, paper and paper products, household appliances, furniture and packaged petroleum products.

10. Jack in the Box, Inc. (1.7)% Operates and franchises Jack in the Box fast food restaurants primarily in the western United States. The restaurants offer hamburgers, specialty sandwiches, salads, Mexican food, finger foods and side items.

Top 10 equity holdings comprised 23.1% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT SMALL CAP VALUE FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                      1 Year        5 Years       10 Years
Select Small Cap
 Value                 -4.20%       6.82%         10.90%

10-Year Performance

[TABULAR REPRESENTATION OF LINE CHART]

              Chase Vista                                           Lipper
                Select                              S&P            Small-Cap
               Small Cap        Russell 2000     Small Cap           Value
                 Value             Index            600             Average
1989            10000             10000            10000            10000
1990            7953.28           7271.02          6999             7921.48
1991            11266.7           11533.3          11112.1          11663.3
1992            14314.5           12629.6          12401            13028.8
1993            19337.7           16719.2          16579.4          16531.1
1994            20232.9           16661.2          16011.2          16888.6
1995            23029.1           19720            19399.8          19398.3
1996            26246.2           23004.6          23369            23510.5
1997            32117.1           29754.3          30840.1          32225.8
1998            29379             26227.3          27430            27985.1
1999            28145             30125.7          30731.7          29497.3

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 10/31/89, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The S&P SmallCap 600 Index includes 600 stocks of small U.S. companies chosen for market size, liquidity and industry group representation. The Lipper Average consists of funds that invest in small capitalization stocks. Small company stocks involve more price volatility, which can lead to a higher degree of risk. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------
CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
As of October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

How the Fund Performed

Chase Vista Select International Equity Fund had a total return of 22.83% for the year ended October 31, 1999 compared to a 25.53% annual return for the Lipper International Funds Average.

How the Fund Was Managed

Most of the divergence was due to the Fund's allocation to and holdings in Japan. The Fund began the reporting year heavily underweight in Japan and the management team remained fairly skeptical of the economic growth report that kicked off the rally in the first part of 1999. Although allocation was increased as the year progressed, several issues led Fund management to be more conservative than some other funds, including a very narrow market in Japan, wherein a small percentage of sectors were doing very well and the great majority of sectors lagged the index. Additionally, these leading sectors, which included high tech and Internet companies, tended to have very high valuations and were the companies most likely to be harmed by a stronger yen. Fortunately, our currency decisions generally had a positive impact. During the yen's big move, the Fund was underweight Japan but overweight the yen.

Europe remained the region where the Fund had its largest overweight. We continue to believe that the best opportunities in Europe are available in those companies which are restructuring their operations to efficiently compete both within Europe and around the world. During the reporting year, the Fund was positioned to take advantage of this restructuring, and it benefited from the high level of merger and acquisition activity. The Fund also gained on a relative basis from holdings in sectors which provide a combination of growth and restructuring, such as technology and mobile telephony.

Where the Fund May Be Headed

We believe European earnings will continue to be strong, and earnings are always an important driver of stock market activity. Further, we think that the merger and acquisition boom has a long way to go, and while we don't invest in a company simply because it may be bought, we are focusing on restructuring businesses and industries and these are more likely to see M&A activity. While the short term is almost impossible to predict, we think that Europe is in the midst of profound change, one that creates opportunity for us as investors, and therefore we're quite bullish over the mid- to long-term.

In general, the Fund's holdings in Southeast Asia were positive for performance on a relative basis while those in Latin America were detrimental. We continue to believe that there is significant opportunity in emerging markets, but we intend to remain cautious and selective as we move into Y2K. After we overcome that hurdle, we will look to invest in and continue to identify countries and companies that we believe can outperform.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
As of October 31, 1999 (Unaudited)

Percentage of Total Portfolio Investments

[TABULAR REPRESENTATION OF PIE CHART]

Japan                     (26.1%)
United Kingdom            (21.1%)
France                    (10.9%)
Germany                    (7.1%)
Netherlands                (6.5%)
Finland                    (5.9%)
Italy                      (4.1%)
Sweden                     (3.5%)
Spain                      (3.4%)
Switzerland                (3.4%)
Brazil                     (2.5%)
Ireland                    (2.5%)
Other                      (3.0%)

Top Ten Equity Holdings of the Portfolio

1. Kamps AG (3.6%) Produces and sells baked goods including breads, cookies, biscuits and snack food, emphasizing regional specialities. The Company provides easy-made and frozen food items to chains of independently operated stores organized on a regional basis.

2. Nokia OYJ (3.4%) An international telecommunications company. The Company develops and manufacturers mobile phones, networks and systems for cellular and fixed networks.

3. BP Amoco PLC (2.8%) An oil and petrochemicals company. The Company explores for and products oil and natural gas; refines, markets and supplies petroleum products; and manufacturers and markets chemicals.

4. Total Fina SA, Class B (2.3%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division which produces rubber, paint, ink, adhesives and resins.

5. Sonera OYJ (2.3%) Offers telecommunications services, including fixed line and mobile telephone, data communications and networked multimedia services.

6. Rhode-Poulenc SA (2.2%) Manufactures chemicals, polymers, fibers, pharmaceuticals and agricultural chemicals. The Company has sales throughout the world, with a concentration in France, the United States and Canada.

7. Glaxo Wellcome PLC (2.0%) Researchers, develops, manufacturers and markets pharmaceuticals. The Company's main products include "Zantac," an anti-ulcer drug, "Severent," a respiratory drug, "Imigran," a migraine drug, "Lamictal," a treatment for epilepsy, and "Epivir," for HIV.

8. Royal Bank of Scotland Group PLC (1.9%) A holding company that provides a wide range of banking, insurance and finance-related activities. The Company's principal subsidiary, Royal Bank of Scotland, is a major clearing bank that operates over 900 branches internationally. Citizen Financial Group is the Group's U.S. subsidiary, which operates approximately 137 banks in three states.

9. British Telecommunications PLC (1.8%) Provides telecommunications services. The Company provides local and long- distance telephone call products and services in the UK, telephone exchange lines to homes and businesses, international telephone calls to and from the UK, telecommunications equipment for customers' premises, and Internet and data services.

10. Koninklijke Philips Electronics NV (1.7%) Manufactures lighting, customer electronics, music and films, multi-media devices, domestic appliances and personal care items, semi-conductors, medical devices, communication systems and industrial electronics.

Top 10 equity holdings comprised 24.0% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
As of October 31, 1999 (Unaudited)

Average Annual Total Returns

                                                      Since Inception
                          1 Year        5 Years       (5/31/93)
Select International
 Equity                   22.83%        9.63%             8.21%

Life of Fund Performance (5/31/93 to 10/31/99)

[TABULAR REPRESENTATION OF LINE CHART]

              Chase Vista
                Select                             Lipper
             International         MSCI         International
                Equity             EAFE             Funds
                 Fund              Index           Average
5/31/93         10000             10000            10000
1993            10648.4           10831.1          11107.5
1994            10475.2           11954.9          12304
1995            10633             11947.4          12228.3
1996            11835.5           13234.7          13640.2
1997            12889.9           13885            15080
1998            13508.1           15266.8          15697.8
1999            16591.6           18836.1          19683.8

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97. Performance includes performance of a predecessor account for the period date back to 5/31/93, and is adjusted to reflect historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected. The Fund is currently waiving fees. The waiver may be terminated, which would reduce returns.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include sales charges, but includes reinvestment of all distributions. The MSCI EAFE Index is a replica of the world's equity markets, excluding the U.S. and Canada. The Lipper Average consists of international stock funds. International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically or economically stable as the U.S. or other nations. Investors cannot invest directly in an index.

--------------------------------------------------------------------------------

       CHASE VISTA SELECT SHORT-TERM BOND FUND
       Portfolio of Investments

       October 31, 1999
       (Amounts in Thousands)

Principal
  Amount
  (USD)           Issuer                                                    Value
----------------------------------------------------------------------------------
Long-Term Investments -- 88.4%
----------------------------------------------------------------------------------
                  U.S. Treasury Securities -- 26.0%
                  ---------------------------------
                  U.S. Treasury Notes and Bonds,
       $  400      4.63%, 12/31/00                                           $ 395
        1,500      5.00%, 02/28/01                                           1,487
          750      5.00%, 04/30/01                                             742
        1,000      5.63%, 09/30/01                                             997
        1,000      5.75%, 06/30/01                                             999
        1,000      6.38%, 08/15/02                                           1,012
                  ----------------------------------------------------------------
                  Total U.S. Treasury Securities                             5,632
                  (Cost $5,643)
                  ----------------------------------------------------------------
                  U.S. Government Agency Obligations -- 15.9%
                  -------------------------------------------
                  Federal Home Loan Bank,
          750      5.13%, 02/26/02                                             732
        1,500      5.50%, 08/13/01                                           1,482
        1,250     Federal National Mortgage Association, 5.75%, 04/15/03     1,228
                  ----------------------------------------------------------------
                  Total U.S. Government Agency Obligations                   3,442
                  (Cost $3,460)
                  ----------------------------------------------------------------
                  Corporate Notes & Bonds -- 19.5%
                  --------------------------------
                  Automotive -- 2.3%
          500     TRW Inc., #, 6.45%, 06/15/01                                 497

                  Business Services -- 1.7%
          375     Comdisco Inc., 5.95%, 04/30/02                               363

                  Diversified -- 2.3%
          500     Tyco International Group SA (Luxembourg), 6.13%,
                  06/15/01                                                     494

                  Financial Services -- 2.3%
          500     Lehman Brothers Holdings, Inc., MTN, 6.38%, 03/15/01         498

                  Insurance -- 1.7%
          375     Conseco Inc., MTN, 7.60%, 06/21/01                           371

                  Oil & Gas -- 2.3%
          500     El Paso Energy Corp., 6.63%, 07/15/01                        498

                  Retailing -- 4.7%
          500     Federated Department Stores, 10.00%, 02/15/01                519
          500     Kroger Co., #, 6.34%, 06/01/01                               494
                                                                             -----
                                                                             1,013
                  Telecommunications -- 1.1%
          250     AT&T Capital Corp., MTN, 6.25%, 05/15/01                     248

                  Utilities -- 1.1%
          250     TXU Eastern Funding (United Kingdom), #, 6.15%,
                  05/15/02                                                     246
                  ----------------------------------------------------------------
                  Total Corporate Notes & Bonds                              4,228
                  (Cost $4,258)
                  ----------------------------------------------------------------

                                       32
                       See notes to financial statements.

CHASE VISTA SELECT SHORT-TERM BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

   Principal
    Amount
     (USD)        Issuer                                                          Value
-----------------------------------------------------------------------------------------
Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                  Residential Mortgage Backed Securities -- 2.5%
                  ----------------------------------------------
                  Collateralized Mortgage Obligations -- 2.5%
       $  533     Federal National Mortgage Association, Ser. 1993-250,
                  Class A, 6.15%, 09/25/16                                       $   530
                  (Cost $530)
                  Commercial Mortgage Backed Securities -- 2.2%
                  ---------------------------------------------
          181     Credit Suisse First Boston Mortgage Securities Corp., Ser.
                  1997-SPCE, Class A, 6.65%, 06/20/03                                181
          300     Nationslink Funding Corp., Ser. 1999-SL, Class A2, 6.10%,
                  12/10/01                                                           296
                  ----------------------------------------------------------------------
                  Total Commercial Mortgage Backed Securities                        477
                  (Cost $481)
                  ----------------------------------------------------------------------
                  Asset Backed Securities -- 22.3%
                  --------------------------------
          750     Arcadia Automobile Receivables, Ser. 1997-B, Class A5,
                  6.70%, 02/15/05                                                    752
          750     Carco Auto Loan Master Trust, Ser. 1991-1, Class A2,
                  5.78%, 03/15/04                                                    742
          750     Citibank Credit Card Master Trust I, Ser. 1997-2, Class A,
                  6.55%, 02/15/04                                                    749
          500     EQCC Home Equity Loan Trust, Ser. 1999-3, Class A2F,
                  6.89%, 07/25/13                                                    496
          750     Ford Credit Auto Loan Masters Trust, Ser. 1996-1,
                  Class A, 5.50%, 02/15/03                                           743
          500     GE Capital Mortgage Services, Inc., Ser. 1999-HE3,
                  Class A2, 7.00%, 09/25/13                                          500
          500     Lehman Home Equity Loan Trust, Ser. 1998-2, Class M2,
                  FRN, 6.01%, 06/25/28                                               492
          350     Residential Asset Securities Corp., Ser. 1999-KS2,
                  Class AI4, 6.80%, 10/25/23                                         349
                  ----------------------------------------------------------------------
                  Total Asset Backed Securities                                    4,823
                  (Cost $4,863)
----------------------------------------------------------------------------------------
                  Total Long-Term Investments                                     19,132
                  (Cost $19,235)
-----------------------------------------------------------------------------------------
Short-Term Investments -- 0.4%
-----------------------------------------------------------------------------------------
                  U. S. Treasury Security -- 0.4%
                  -------------------------------
          100     U.S. Treasury Bill, 4.67%, 12/09/99                                100
                  (Cost $100)
-----------------------------------------------------------------------------------------
                  Total Investments -- 88.8%                                     $19,232
                  (Cost $19,335)
-----------------------------------------------------------------------------------------

                                       33
                       See notes to financial statements.

--------------------------------------------------------------------------------

       CHASE VISTA SELECT INTERMEDIATE BOND FUND
       Portfolio of Investments

       October 31, 1999
       (Amounts in Thousands)

Principal
 Amount
 (USD)            Issuer                                                 Value
--------------------------------------------------------------------------------
Long-Term Investments -- 97.2%
--------------------------------------------------------------------------------
                  U.S. Treasury Securities -- 34.8%
                  ---------------------------------
                  U.S. Treasury Notes and Bonds,
      $16,700      4.50%, 09/30/00                                     $16,538
        7,000      4.75%, 02/15/04                                       6,684
        3,000      4.88%, 03/31/01                                       2,964
        8,170      5.25%, 05/31/01                                       8,106
       18,958      5.25%, 08/15/03                                      18,508
       14,000      5.25%, 05/15/04                                      13,604
       11,000      5.25%, 02/15/29                                       9,508
        1,150      5.63%, 05/15/08                                       1,109
        2,650      5.75%, 08/15/03                                       2,630
        3,000      6.13%, 08/15/07                                       2,988
        9,000      6.25%, 08/31/02                                       9,083
        4,700      6.25%, 02/15/03                                       4,741
       21,725      6.50%, 05/31/02                                      22,041
        9,015      6.50%, 08/15/05                                       9,182
        2,800      8.13%, 08/15/19                                       3,298
                  ------------------------------------------------------------
                  Total U.S. Treasury Securities                       130,984
                  (Cost $133,351)
                  ------------------------------------------------------------
                  U.S. Government Agency Obligations -- 10.6%
                  -------------------------------------------
        8,000     Federal Home Loan Bank, 4.88%, 01/22/02                7,770
                  Federal Home Loan Mortgage Corp.,
        8,000      5.00%, 01/15/04                                       7,574
        3,500      5.13%, 10/15/08                                       3,122
                  Federal National Mortgage Association,
        4,100      5.13%, 02/13/04                                       3,897
        7,500      5.75%, 04/15/03                                       7,366
        3,500      5.88%, 04/23/04                                       3,381
        7,000      6.00%, 05/15/08                                       6,672
                  ------------------------------------------------------------
                  Total U.S. Government Agency Obligations              39,782
                  (Cost $41,896)
                  ------------------------------------------------------------
                  Corporate Notes & Bonds -- 35.1%
                  --------------------------------
                  Automotive -- 5.0%
                  Ford Motor Credit Co.,
        4,000      5.80%, 01/12/09                                       3,611
        5,000      6.70%, 07/16/04                                       4,956
        7,000     General Motors Acceptance Corp., 5.85%, 01/14/09       6,355
        3,850     TRW Inc., #, 6.45%, 06/15/01                           3,825
                                                                       -------
                                                                        18,747
                  Banking -- 1.3%
        5,575     U.S. Bank NA, 5.70%, 12/15/08                          5,011

                  Diversified -- 3.4%
                  Tyco International Group, SA (Luxemburg),
        5,000      5.88%, 11/01/04                                       4,708
        5,300      6.13%, 06/15/01                                       5,233
        3,000      6.88%, 01/15/29                                       2,647
                                                                       -------
                                                                        12,588

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

   Principal
    Amount
     (US)         Issuer                                                   Value
---------------------------------------------------------------------------------
Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                  Entertainment/Leisure -- 1.9%
      $ 3,500     Comcast Cable Communications, 6.20%, 11/15/08          $ 3,225
        4,275     USA Networks, Inc., 6.75%, 11/15/05                      4,056
                                                                         -------
                                                                           7,281
                  Financial Services -- 3.1%
        5,000     Goldman Sachs Group, 6.65%, 05/15/09                     4,757
                  Lehman Brothers Holdings, Inc., MTN,
        3,000      6.40%, 08/30/00                                         2,994
        4,100      6.63%, 04/01/04                                         4,001
                                                                         -------
                                                                          11,752
                  Food/Beverage Products -- 1.1%
        3,975     Coca-Cola Enterprises, 7.13%, 09/30/09                   3,965

                  Industrial Components -- 1.5%
        5,775     Conoco Inc., 5.90%, 04/15/04                             5,559

                  Insurance -- 1.6%
        6,025     Conseco Inc., 8.50%, 10/15/02                            6,037

                  Multi-Media -- 2.6%
        4,305     Cox Communications, Inc., 7.88%, 08/15/09                4,442
        5,425     Jones Intercable, Inc., 7.63%, 04/15/08                  5,345
                                                                         -------
                                                                           9,787
                  Oil & Gas -- 3.7%
                  Amerada Hess Corp.,
        6,150      7.38%, 10/01/09                                         6,055
        3,000      7.88%, 10/01/29                                         2,984
        5,100     Occidental Petroleum, 7.38%, 11/15/08                    5,035
                                                                         -------
                                                                          14,074
                  Printing & Publishing -- 0.9%
        3,850     Washington Post Co., 5.50%, 02/15/09                     3,462

                  Retailing -- 0.9%
        3,500     Dayton Hudson Corp., 6.40%, 02/15/03                     3,457

                  Telecommunications -- 5.6%
        4,000     AT&T Canada, Inc., 0.00%, 06/15/08                       3,130
        7,000     AT&T Corp., 5.63%, 03/15/04                              6,696
        3,500     Sprint Capital Corp., 6.38%, 05/01/09                    3,286
        7,950     U.S. West Communications, #, 7.20%, 11/01/04             8,016
                                                                         -------
                                                                          21,128
                  Utilities -- 2.5%
        5,000     National Rural Utilities Cooperative Finance Corp.,
                  5.50%, 01/15/05                                          4,699
        5,175     TXU Eastern Funding (United Kingdom), #, 6.45%,
                  05/15/05                                                 4,876
                                                                         -------
                                                                           9,575
                  --------------------------------------------------------------
                  Total Corporate Notes & Bonds                          132,423
                  (Cost $136,226)
                  --------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

 Principal
  Amount
  (USD)         Issuer                                                         Value
------------------------------------------------------------------------------------
Long-Term Investments -- Continued
------------------------------------------------------------------------------------
                Residential Mortgage Backed Securities -- 8.6%
                ----------------------------------------------
                Mortgage Backed Pass-Through Securities -- 5.4%
                Federal National Mortgage Association,
    $ 3,855      Pool 252435, 6.00%, 05/01/14                                 $ 3,708
      4,595      Pool 323614, 6.50%, 02/01/14                                   4,509
      4,605      Pool 323633, 7.00%, 03/01/29                                   4,522
      7,769      Pool 484753, 6.50%, 03/01/29                                   7,444
                                                                              -------
                                                                               20,183
                Collateralized Mortgage Obligations -- 3.2%
      5,000     Federal Home Loan Mortgage Corp., Ser. 2155, Class PC,
                6.00%, 11/15/17                                                 4,880
      4,200     Federal National Mortgage Association, Ser. 1999-17,
                Class PC, 6.00%, 12/25/22                                       4,045
      3,200     Structured Asset Securities Corp., Ser. 1998-2, Class M2,
                FRN, 6.16%, 02/25/28                                            3,164
                                                                              -------
                                                                               12,089
                ---------------------------------------------------------------------
                Total Residential Mortgage Backed Securities                   32,272
                (Cost $33,224)
                ---------------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 2.7%
                ---------------------------------------------
      5,688     Bear Stearns Commercial Mortgage, Ser. 1999-WF2,
                Class A1, 6.80%, 09/15/08                                       5,631
      1,768     Credit Suisse First Boston Mortgage Securities Corp., Ser.
                1997-SPCE, Class A, 6.65%, 06/20/03                             1,763
      2,700     GS Mortgage Securities Corp., Ser. 1997-GL, Class A2D,
                6.94%, 07/13/30                                                 2,671
                ---------------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                    10,065
                (Cost $10,195)
                ---------------------------------------------------------------------
                Asset Backed Securities -- 5.4%
                -------------------------------
      4,750     American Express Credit Account Master Trust, Ser.
                1997-1, Class A, 6.40%, 04/15/05                                4,734
      1,700     Citibank Credit Card Master Trust I, Ser. 1997-2, Class A,
                6.55%, 02/15/04                                                 1,699
      5,000     Discover Card Master Trust I, Ser. 1998-2, Class A, 5.80%,
                09/16/03                                                        4,973
      5,000     Nomura CBO, LTD, Ser. 1997-1, Class A2, #, 6.67%,
                05/15/09                                                        5,034
      4,000     Standard Credit Card Trust, Ser. 93, 5.95%, 10/07/04            3,889
                ---------------------------------------------------------------------
                Total Asset Backed Securities                                  20,329
                (Cost $20,667)
-------------------------------------------------------------------------------------
                Total Long-Term Investments                                   365,855
                (Cost $375,559)
-------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT INTERMEDIATE BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

  Principal
  Amount
   (USD)          Issuer                                                  Value
---------------------------------------------------------------------------------
  Short-Term Investments -- 1.4%
---------------------------------------------------------------------------------
                  Repurchase Agreement -- 1.4%
                  ----------------------------
   $ 5,322        Greenwich Capital Markets, Inc., 5.28%, due 11/01/99
                  (Dated 10/29/99, Proceeds $5,324, Secured by FHLMC,
                  $5,545, 5.75%, due 05/15/29; Market Value $5,431)       $  5,322
                  (Cost $5,322)
----------------------------------------------------------------------------------
                  Total Investments -- 98.6%                              $371,177
                  (Cost $380,881)
----------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT BOND FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)           Issuer                                                     Value
-------------------------------------------------------------------------------------
Long-Term Investments -- 97.0%
-------------------------------------------------------------------------------------
                  U.S. Treasury Securities -- 15.9%
                  ---------------------------------
                  U.S. Treasury Notes and Bonds,
      $ 7,590      5.25%, 02/15/29-                                           $ 6,561
        2,000      5.50%, 08/15/28-                                             1,779
       30,000      6.38%, 08/15/02+                                            30,370
        9,000      6.63%, 05/15/07                                              9,235
       42,740      8.13%, 08/15/19-                                            50,340
                  -------------------------------------------------------------------
                  Total U.S. Treasury Securities                               98,285
                  (Cost $101,219)
                  -------------------------------------------------------------------
                  U.S. Government Agency Obligations -- 4.7%
                  ------------------------------------------
       15,000     Federal Home Loan Bank, 5.13%, 02/26/02-                     14,648
       15,000     Federal National Mortgage Association, 6.00%, 05/15/08       14,297
                  -------------------------------------------------------------------
                  Total U.S. Government Agency Obligations                     28,945
                  (Cost $28,952)
                  -------------------------------------------------------------------
                  Corporate Notes & Bonds -- 25.4%
                  -------------------------------------------------------------------
                  Automotive -- 2.5%
       13,000     Ford Motor Credit Co., 6.70%, 07/16/04-                      12,887
        2,600     TRW Inc., #, 6.45%, 06/15/01-                                 2,583
                                                                              -------
                                                                               15,470
                  Banking -- 3.9%
          650     Fleet Boston Corp., 6.50%, 03/15/08-                            617
        5,250     Hartford Financial Services Group, 6.38%, 11/01/08-           4,911
                  Korea Development Bank (South Korea),
        6,522      6.50%, 11/15/02                                              6,266
        6,150      7.13%, 09/17/01-                                             6,106
        6,800     U.S. Bank NA, 5.70%, 12/15/08-                                6,112
                                                                              -------
                                                                               24,012
                  Business Services -- 1.1%
                  Comdisco Inc.,
        1,635      5.95%, 04/30/02-                                             1,582
        5,200      7.25%, 09/01/02                                              5,176
                                                                              -------
                                                                                6,758
                  Diversified -- 2.7%
        3,615     Textron Inc., 6.38%, 07/15/04-                                3,536
                  Tyco International Group SA (Luxemburg),
        6,000      5.88%, 11/01/04-                                             5,650
        4,750      6.13%, 06/15/01-                                             4,690
        2,975     Tyco International LTD (Bermuda), 6.50%, 11/01/01-            2,947
                                                                              -------
                                                                               16,823
                  Entertainment/Leisure -- 0.6%
        4,225     USA Networks, Inc., 6.75%, 11/15/05                           4,008
                  Financial Services -- 1.3%
        7,045     Lehman Brothers Holdings, Inc., MTN, 6.38%, 03/15/01-         7,019
        1,000     Merrill Lynch & Co., 6.00%, 02/17/09-                           913
                                                                              -------
                                                                                7,932
                  Food/Beverage Products -- 0.6%
        3,500     Coca-Cola Enterprises, 7.13%, 09/30/09-                       3,491
                  Insurance -- 1.5%
        9,150     Conseco Inc., 8.50%, 10/15/02-                                9,169

                       See notes to financial statements.

CHASE VISTA SELECT BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
 Amount
  (USD)           Issuer                                                         Value
--------------------------------------------------------------------------------------
Long-Term Investments -- Continued
--------------------------------------------------------------------------------------
                  Oil & Gas -- 3.4%
     $ 14,500     Amerada Hess Corp., 7.88%, 10/01/29                          $14,423
        6,500     El Paso Energy Corp., #, 6.63%, 07/15/01                       6,470
                                                                               -------
                                                                                20,893
                  Retailing -- 2.1%
        1,650     Federated Department Stores, 10.00%, 02/15/01-                 1,714
                  Kroger Co.,
        5,790      #, 6.34%, 06/01/01                                            5,721
        6,100      6.38%, 03/01/08-                                              5,633
                                                                               -------
                                                                                13,068
                  Telecommunications -- 2.8%
        4,850     AT&T Capital Corp., MTN, 6.25%, 05/15/01-                      4,806
        2,000     GTE Northwest, Inc., 5.55%, 10/15/08-                          1,793
       11,900     Sprint Capital Corp., 6.13%, 11/15/08-                        11,038
                                                                               -------
                                                                                17,637
                  Utilities -- 2.9%
        7,610     National Rural Utilities Cooperative Finance Corp.,
                  5.50%, 01/15/05-                                               7,152
        4,050     Texas Utilities Electric Co., 6.75%, 03/01/03-                 4,006
        6,815     TXU Eastern Funding (United Kingdom), #, 6.15%,
                  05/15/02-                                                      6,714
                                                                               -------
                                                                                17,872
                  --------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                157,133
                  (Cost $160,251)
                  --------------------------------------------------------------------
                  Residential Mortgage Backed Securities -- 37.1%
                  --------------------------------------------------------------------
                  Mortgage Backed Pass-Through Securities -- 34.0%
       23,012     Federal Home Loan Mortgage Corp., Gold Pool N98213,
                  5.50%, 02/01/06                                               21,890
                  Federal National Mortgage Association,
       13,120      Pool 252093, 6.50%, 11/01/28                                 12,570
       11,716      Pool 252339, 6.00%, 03/01/29                                 10,922
        2,409      Pool 252435, 6.00%, 05/01/14                                  2,317
        4,226      Pool 303784, 7.00%, 03/01/11                                  4,221
       10,000      Pool 313419, 8.50%, 12/01/26                                 10,359
       37,448      Pool 323633, 7.00%, 03/01/29                                 36,769
       24,493      Pool 323645, 7.50%, 04/01/29                                 24,547
        4,976      Pool 323688, 7.50%, 03/01/29                                  4,987
       26,830      Pool 323714, 7.00%, 04/01/14                                 26,787
        9,468      Pool 484753, 6.50%, 03/01/29                                  9,072
       27,500      TBA, 6.00%, 10/01/14                                         26,452
       20,500     Government National Mortgage Association, TBA,
                  7.00%, 12/01/29                                               20,109
                                                                               -------
                                                                               211,002
                  Collateralized Mortgage Obligations -- 3.1%
                  Federal National Mortgage Association,
        2,524      Ser. 1993-250, Class A, 6.15%, 09/25/16                       2,509
       10,000      Ser. 1999-17, Class PC, 6.00%, 12/25/22-                      9,631
        7,200     Structured Asset Securities Corp., Ser. 1998-2, Class M2,
                  FRN, 6.16%, 02/25/28-                                          7,119
                                                                               -------
                                                                                19,259
                  --------------------------------------------------------------------
                  Total Residential Mortgage Backed Securities                 230,261
                  (Cost $235,958)
                  --------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

 Principal
  Amount
  (USD)         Issuer                                                          Value
-----------------------------------------------------------------------------------------
  Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 6.7%
                ---------------------------------------------
                Bear Stearns Commercial Mortgage Securities,
    $12,400      Ser. 1999-C1, Class A2, 6.02%, 02/14/09-                      $  11,474
      9,644      Ser. 1999-WF2, Class A1, 6.80%, 09/15/08-                         9,548
      4,016     FFCA Secured Lending Corp., Ser. 1997-1, Class C2, FRN,
                6.16%, 02/12/12                                                    3,813
      5,000     GS Mortgage Securities Corp., Ser. 1997-GL, Class A2D,
                6.94%, 07/13/30-                                                   4,946
                Morgan Stanley Capital Inc.,
      5,000      Ser. 1998-WF1, Class A2, 6.55%, 12/15/07                          4,815
      4,149      Ser. 1999-WF1, Class A1, 5.91%, 04/15/08-                         3,964
      3,225     Nationslink Funding Corp., Ser. 1999-SL, Class A2, 6.10%,
                12/10/01-                                                          3,186
                ------------------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                       41,746
                (Cost $43,649)
                ------------------------------------------------------------------------
                Asset Backed Securities -- 7.2%
                -------------------------------
      2,750     Arcadia Automobile Receivables, Ser. 1997-B, Class A5,
                6.70%, 02/15/05                                                    2,758
     12,500     Carco Auto Loan Master Trust, Ser. 1991-1, Class A2,
                5.78%, 03/15/04-                                                  12,359
      8,250     Citibank Credit Card Master Trust I, Ser. 1997-2, Class A,
                6.55%, 02/15/04-                                                   8,245
      5,000     Ford Credit Auto Loan Master Trust, Ser. 1996-1, Class A,
                5.50%, 02/15/03-                                                   4,953
      1,900     GE Capital Mortgage Services, Inc., Ser. 1999-HE3, Class
                A2, 7.00%, 09/25/13-                                               1,899
      1,000     Lehman Home Equity Loan Trust, Ser. 1998-2, Class M2,
                FRN, 6.01%, 04/25/28-                                                984
      6,500     Nomura CBO, LTD, Ser. 1997-1, Class A2, 6.67%, 05/15/09            6,544
      7,050     Residential Asset Securities Corp., Ser. 1999-KS2, Class
                AI4, 6.80%, 10/25/23                                               7,034
                ------------------------------------------------------------------------
                Total Asset Backed Securities                                     44,776
                (Cost $45,319)
----------------------------------------------------------------------------------------
                Total Long-Term Investments                                      601,146
                (Cost $615,348)
----------------------------------------------------------------------------------------
Short-Term Investments -- 9.7%
----------------------------------------------------------------------------------------
                U. S. Treasury Security -- 0.3%
                -------------------------------
      2,000     U.S. Treasury Bill, +, 4.67%, 12/09/99                             1,990
                (Cost $1,990)

                Repurchase Agreement -- 9.4%
                ----------------------------
     58,078     Greenwich Capital Markets, Inc., 5.28%, due 11/01/99
                (Dated 10/29/99, Proceeds $58,104, Secured by FHLMC
                and FNMA, $63,085, 5.50% through 8.50%, due
                10/01/03 through 12/01/28; Market Value $59,243)                  58,078
                (Cost $58,078)
----------------------------------------------------------------------------------------
                Total Short-Term Investments                                      60,068
                (Cost $60,068)
----------------------------------------------------------------------------------------
                Total Investments -- 106.7%                                    $ 661,214
                (Cost $675,416)
----------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT BOND FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Long Futures Outstanding
------------------------
  Number                                                           Original      Notional
    of                                              Expiration     Notional      Value at       Unrealized
Contracts                  Description                 Date          Value      10/31/1999     Depreciation
-----------------------------------------------------------------------------------------------------------------
    250                    U.S. Treasury Bonds     December 99     $28,508        $28,399         $(109)

                       See notes to financial statements.

CHASE VISTA SELECT BALANCED FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)


Shares         Issuer                                       Value
------------------------------------------------------------------
   Long-Term Investments -- 95.2%
------------------------------------------------------------------
               Common Stock -- 56.2%
               ---------------------
               Airlines -- 0.4%
        11     AMR Corp. *                                  $  699

               Automotive -- 0.8%
        18     General Motors Corp.                          1,264

               Banking -- 2.9%
        21     Bank of America Corp.                         1,332
        25     Bank One Corp.                                  956
        24     First Union Corp.                             1,024
        10     J. P. Morgan & Company, Inc.                  1,309
                                                            ------
                                                             4,621
               Chemicals -- 0.4%
         5     Dow Chemical Co.                                591

               Computer Software -- 0.8%
        22     Computer Associates International, Inc.       1,243

               Computers/Computer Hardware -- 2.3%
        36     EMC Corp. *                                   2,628
        10     International Business Machines Corp.           984
                                                            ------
                                                             3,612
               Consumer Products -- 0.9%
        60     Philip Morris Companies, Inc.                 1,511

               Diversified -- 6.5%
        41     Corning Inc.                                  3,230
        35     General Electric Co.                          4,745
        60     Tyco International LTD (Bermuda)              2,396
                                                            ------
                                                            10,371
               Electronics/Electrical Equipment -- 1.7%
        30     Texas Instruments                             2,692

               Financial Services -- 1.7%
        29     Associates First Capital Corp., Class A       1,058
        30     Freddie Mac                                   1,622
                                                            ------
                                                             2,680
               Food/Beverage Products -- 0.8%
        35     Pepsico, Inc.                                 1,214

               Insurance -- 2.5%
        40     Allstate Corp.                                1,150
        28     American International Group                  2,895
                                                            ------
                                                             4,045
               Machinery & Engineering Equipment -- 0.5%
        15     Ingersoll-Rand Co.                              784

               Metals/Mining -- 0.8%
        20     Alcoa, Inc.                                   1,215

               Multi-Media -- 0.5%
        17     Viacom, Inc. Class B *                          761

               Office/Business Equipment -- 0.2%
        10     Xerox Corp.                                     280

                       See notes to financial statements.

CHASE VISTA SELECT BALANCED FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                                  Value
-----------------------------------------------------------------------------
   Long-Term Investments -- Continued
-----------------------------------------------------------------------------
               Oil & Gas -- 7.3%
        10     Chevron Corp.                                          $  913
        40     Coastal Corp.                                           1,685
        40     Exxon Corp.                                             2,962
        32     Halliburton Co.                                         1,206
        30     Mobil Corp.                                             2,895
        20     Royal Dutch Petroleum Co., N.Y. Registered Shares
               (Netherlands)                                           1,199
        20     Williams Companies, Inc.                                  750
                                                                      ------
                                                                      11,610
               Paper/Forest Products -- 0.9%
        36     Willamette Industries                                   1,496

               Pharmaceuticals -- 5.2%
        50     Bristol-Myers Squibb Co.                                3,841
        20     Johnson & Johnson                                       2,095
        20     Merck & Company, Inc.                                   1,591
        21     Pfizer, Inc.                                              829
                                                                      ------
                                                                       8,356
               Real Estate Investment Trust -- 1.3%
        23     AMB Property Corp.                                        457
        38     Equity Office Properties Trust                            835
        30     Public Storage, Inc.                                      724
                                                                      ------
                                                                       2,016
               Restaurants/Food Services -- 1.0%
        40     McDonald's Corp.                                        1,650

               Retailing -- 4.7%
        30     CVS Corp.                                               1,303
        60     Dayton-Hudson Corp.                                     3,877
        15     Federated Department Stores *                             624
        60     Kroger Co. *                                            1,249
        20     Sears Roebuck & Co.                                       564
                                                                      ------
                                                                       7,617
               Shipping/Transportation -- 0.4%
        18     Burlington Northern Santa Fe Corp.                        574

               Telecommunications -- 10.7%
        15     AT&T Corp.                                                701
       100     BellSouth Corp.                                         4,500
        25     GTE Corp.                                               1,875
        40     MCI WorldCom, Inc. *                                    3,432
        64     SBC Communications, Inc.                                3,256
        69     Vodafone AirTouch PLC ADR (United Kingdom)              3,305
                                                                      ------
                                                                      17,069
               Utilities -- 1.0%
        75     OGE Energy Corp.                                        1,702
               -------------------------------------------------------------
               Total Common Stock                                     89,673
               (Cost $39,173)
               -------------------------------------------------------------
               Convertible Preferred Stock -- 1.3%
               -----------------------------------
               Machinery & Engineering Equipment -- 0.4%
        25     Ingersoll-Rand Co., 6.75%, 12/31/49                       631

                       See notes to financial statements.

CHASE VISTA SELECT BALANCED FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

  Shares       Issuer                                                  Value
-----------------------------------------------------------------------------
  Long-Term Investments -- Continued
-----------------------------------------------------------------------------
               Utilities -- 0.9%
       12      Houston Industries, Inc., 7.00%, 07/01/00               $1,377
               --------------------------------------------------------------
               Total Convertible Preferred Stock                        2,008
               (Cost $1,176)
               --------------------------------------------------------------

Principal
Amount
                Corporate Notes & Bonds -- 9.8%
                -------------------------------
                Aerospace -- 0.6%
 $     1,000    Raytheon Co., 5.95%, 03/15/01                             987

                Automotive -- 3.0%
       2,500    Ford Motor Co., 7.45%, 07/16/31                         2,462
         500    Ford Motor Credit Co., 5.80%, 01/12/09                    451
       2,000    General Motors Acceptance Corp., 5.85%, 01/14/09        1,816
                                                                        -----
                                                                        4,729
                Diversified -- 0.6%
       1,000    Textron, Inc., 6.38%, 07/15/04                            978

                Financial Services -- 0.4%
         600    Goldman Sachs Group, 6.65%, 05/15/09                      571

                Oil & Gas -- 0.5%
         800    Conoco, Inc., 5.90%, 04/15/04                             770

                Retailing -- 3.4%
         500    Dayton-Hudson Corp., 6.40%, 02/15/03                      494
       2,000    Safeway, Inc., 7.25%, 09/15/04                          1,984
       3,000    Wal-Mart Stores, 6.55%, 08/10/04                        2,998
                                                                        -----
                                                                        5,476
                Telecommunications -- 0.9%
                AT&T Corp.,
         500     5.63%, 03/15/04                                          478
       1,000     6.50%, 03/15/29                                          885
                                                                        -----
                                                                        1,363
                Utilities -- 0.4%
         800    National Rural Utilities Cooperative Finance Corp.,
                 5.50%, 01/15/05                                          752
                -------------------------------------------------------------
                Total Corporate Notes & Bonds                          15,626
                (Cost $15,936)
                -------------------------------------------------------------
                Convertible Corporate Notes & Bonds -- 1.6%
                -------------------------------------------
                Automotive -- 0.2%
         350    Tower Automotive, Inc., #, 5.00%, 08/01/04                300

                Computers/Computer Hardware -- 1.2%
         300    EMC Corp., 3.25%, 03/15/02                              1,920

                Health Care/Health Care Services -- 0.2%
         500    Assisted Living Concepts, Inc., #, 5.63%, 05/01/03        260
                -------------------------------------------------------------
                Total Convertible Corporate Notes & Bonds               2,480
                (Cost $1,150)
                -------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT BALANCED FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Principal
Amount          Issuer                                                    Value
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Mortgage Backed Pass-Through Securities -- 4.4%
                -----------------------------------------------
      $3,446    Federal National Mortgage Association, Pool 323614,
                 6.50%, 02/01/14                                        $  3,382
       3,752    Government National Mortgage Association, Pool
                 516070, 6.50%, 09/15/29                                   3,585
                ----------------------------------------------------------------
                Total Mortgage Backed Pass-Through Securities              6,967
                (Cost $7,058)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 8.2%
                -----------------------------------------
                Federal Home Loan Mortgage Corp.,
         500     5.13%, 10/15/08                                             446
       4,750     6.63%, 09/15/09                                           4,712
                Federal National Mortgage Association,
         600     5.13%, 02/13/04                                             570
       1,450     5.75%, 02/15/08                                           1,363
       6,000    Tennessee Valley Authority, 6.00%, 09/24/02                5,947
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   13,038
                (Cost $13,236)
                ----------------------------------------------------------------
                U.S. Treasury Securities -- 13.7%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
       3,000     4.00%, 10/31/00                                           2,953
       1,665     4.75%, 02/15/04                                           1,590
         425     5.25%, 05/31/01                                             422
       1,800     5.25%, 11/15/28                                           1,548
         650     6.00%, 08/15/04                                             652
       9,550     6.25%, 08/15/23                                           9,346
       1,440     6.50%, 08/31/01                                           1,457
       1,000     6.63%, 02/15/27                                           1,028
       1,000     7.13%, 02/15/23                                           1,079
         400     8.13%, 08/15/19                                             471
       1,100     8.75%, 08/15/20                                           1,378
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            21,924
                (Cost $22,129)
                ----------------------------------------------------------------
                Total Long-Term Investments                              151,716
                (Cost $99,858)
                ----------------------------------------------------------------
Short-Term Investments -- 4.6%
--------------------------------------------------------------------------------
                Repurchase Agreement -- 4.6%
                ----------------------------
       7,372    Greenwich Capital Markets, Inc., 5.28%, due 11/01/99
                (Dated 10/29/99, Proceeds 7,372 Secured by FNMA,
                $7,680, FRN, due 05/15/29; Market Value $7,522)            7,372
                (Cost $7,372)
                ----------------------------------------------------------------
                Total Investments -- 99.8%                              $159,088
                (Cost $107,230)
                ----------------------------------------------------------------

                       See notes to financial statements.

       CHASE VISTA SELECT EQUITY INCOME FUND
       Portfolio of Investments

       October 31, 1999
       (Amounts in Thousands)

Shares         Issuer                                        Value
-------------------------------------------------------------------
   Long-Term Investments -- 95.4%
-------------------------------------------------------------------
               Common Stock -- 94.2%
               ---------------------
               Aerospace -- 6.4%
       200     AlliedSignal, Inc.                           $11,388
       250     Boeing Co.                                    11,516
       500     General Dynamics Corp.                        27,718
                                                            -------
                                                             50,622
               Automotive -- 2.2%
       153     Ford Motor Co.                                 8,418
       130     General Motors Corp.                           9,132
                                                            -------
                                                             17,550
               Banking -- 2.0%
       253     Bank of New York Co., Inc.                    10,578
       175     Firstar Corp.                                  5,141
                                                            -------
                                                             15,719
               Biotechnology -- 1.2%
       250     Monsanto Co.                                   9,640

               Chemicals -- 2.5%
        77     Dow Chemical Co.                               9,105
       168     E.I. DuPont de Nemours Co.                    10,832
                                                            -------
                                                             19,937
               Computer Software -- 4.8%
       249     Computer Associates International, Inc.       14,054
       183     Microsoft Corp. *                             16,893
       150     Oracle Corp. *                                 7,134
                                                            -------
                                                             38,081
               Computers/Computer Hardware -- 3.4%
       276     International Business Machines Corp.         27,102

               Consumer Products -- 1.2%
       149     Gillette Co.                                   5,396
       146     Philip Morris Companies, Inc.                  3,666
                                                            -------
                                                              9,062
               Diversified -- 5.0%
       234     General Electric Co.                          31,728
       200     Tyco International LTD (Bermuda)               7,988
                                                            -------
                                                             39,716
               Electronics/Electrical Equipment -- 3.7%
        65     Motorola, Inc.                                 6,333
       250     Texas Instruments, Inc.                       22,438
                                                            -------
                                                             28,771
               Financial Services -- 10.7%
        70     American Express Co.                          10,765
       474     Citigroup, Inc.                               25,634
       600     Freddie Mac                                   32,437
       130     Morgan Stanley Dean Witter & Co.              14,341
                                                            -------
                                                             83,177
               Food/Beverage Products -- 3.2%
       142     Anheuser-Busch Companies, Inc.                10,183
       168     Coca-Cola, Co.                                 9,912
       155     Pepsico, Inc.                                  5,373
                                                            -------
                                                             25,468
               Insurance -- 4.7%
       254     American International Group                  26,166
       140     Marsh & McLennan Companies                    11,069
                                                            -------
                                                             37,235

                       See notes to financial statements.

CHASE VISTA SELECT EQUITY INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                                   Value
-----------------------------------------------------------------------------
   Long-Term Investments -- Continued
-----------------------------------------------------------------------------
               Multi-Media -- 0.5%
       154     The Walt Disney Co.                                    $ 4,067

               Oil & Gas -- 9.2%
       240     BP Amoco PLC, ADR (United Kingdom)                      13,874
       134     Chevron Corp.                                           12,190
       263     Exxon Corp.                                             19,450
       300     Royal Dutch Petroleum Co., N.Y. Registered Shares
                (Netherlands)                                          17,981
       150     Schlumberger LTD                                         9,084
                                                                      -------
                                                                       72,579
               Paper/Forest Products -- 3.4%
       111     International Paper Co.                                  5,862
       250     Weyerhaeuser Co.                                        14,923
       150     Willamette Industries                                    6,234
                                                                      -------
                                                                       27,019
               Pharmaceuticals -- 4.8%
        42     Abbot Laboratories                                       1,676
       119     Bristol-Myers Squibb Co.                                 9,110
        94     Johnson & Johnson                                        9,846
        87     Merck & Co., Inc.                                        6,938
       137     Pfizer, Inc.                                             5,415
       100     Schering-Plough Corp.                                    4,950
                                                                      -------
                                                                       37,935
               Real Estate Investment Trust -- 0.6%
       250     Beacon Capital Partners, Inc. #                          3,313
        11     Beacon Capital Partners, Inc., Voting Trust #++          1,086
                                                                      -------
                                                                        4,399
               Retailing -- 4.9%
       100     Federated Department Stores *                            4,269
       738     Kroger Co. *                                            15,365
       327     Wal-Mart Stores, Inc.                                   18,554
                                                                      -------
                                                                       38,188
               Semi-Conductors -- 5.7%
       240     Altera Corp. *                                          11,670
       100     Atmel Corp. *                                            3,863
       375     Intel Corp.                                             29,039
                                                                      -------
                                                                       44,572
               Telecommunications -- 9.4%
       250     Bell Atlantic Corp.                                     16,234
       230     BellSouth Corp.                                         10,350
       290     GTE Corp.                                               21,750
       500     SBC Communications, Inc.                                25,469
                                                                      -------
                                                                       73,803
               Utilities -- 4.7%
       250     DQE, Inc.                                                9,984
       250     Northeast Utilities *                                    5,203
       299     Pinnacle West Capital Corp.                             11,022
       280     Unicom Corp.                                            10,728
                                                                      -------
                                                                       36,937
               --------------------------------------------------------------
               Total Common Stock                                     741,579
               (Cost $634,611)
               --------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT EQUITY INCOME FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares       Issuer                                                         Value
---------------------------------------------------------------------------------
  Long-Term Investments -- Continued
---------------------------------------------------------------------------------
               Preferred Stock -- 1.2%
               -----------------------
               Multi-Media -- 1.2%
      350      News Corp. LTD, ADR, (Australia)                          $  9,647
               (Cost $11,368)
---------------------------------------------------------------------------------
               Total Long-Term Investments                                751,226
               (Cost $645,979)
---------------------------------------------------------------------------------
  Short-Term Investments -- 3.9%
---------------------------------------------------------------------------------

  Principal
  Amount
               Repurchase Agreement -- 3.9%
               ----------------------------
  $30,955      Greenwich Capital Markets, Inc., 5.28%, due 11/01/99,
                (Dated 10/29/99, Proceeds $30,969, Secured by FHLMC,
                $32,238, 5.76%, due 05/15/29; Market Value $31,575)        30,955
               (Cost $30,955)
---------------------------------------------------------------------------------
               Total Investments -- 99.3%                                $782,181
               (Cost $676,934)
---------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT LARGE CAP EQUITY FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                       Value
-----------------------------------------------------------------
   Long-Term Investments -- 96.3%
-----------------------------------------------------------------
               Common Stock -- 96.3%
               ---------------------
               Advertising -- 0.5%
        14     Omnicom Group                               $1,188

               Aerospace -- 1.1%
        43     AlliedSignal, Inc.                           2,420

               Airlines -- 0.8%
        28     AMR Corp. *                                  1,778

               Automotive -- 1.3%
        29     Ford Motor Co.                               1,592
        18     General Motors Corp.                         1,229
                                                           ------
                                                            2,821
               Banking -- 3.5%
        53     Bank of America Corp.                        3,436
        56     Bank of New York Co., Inc.                   2,345
        40     Wells Fargo Co.                              1,915
                                                           ------
                                                            7,696
               Biotechnology -- 0.7%
        19     Amgen, Inc. *                                1,553

               Broadcasting/Cable -- 3.7%
        53     AT&T- Liberty Media Group, Class A *         2,102
        62     CBS Corp. *                                  3,027
        13     Clear Channel Communications *               1,077
        50     Comcast Corp., Class A                       2,106
                                                           ------
                                                            8,312
               Chemicals -- 1.0%
        19     Dow Chemical Co.                             2,282

               Computer Software -- 5.8%
        34     Computer Associates International, Inc.      1,893
        95     Microsoft Corp. *                            8,803
        46     Oracle Corp. *                               2,164
                                                           ------
                                                           12,860
               Computers/Computer Hardware -- 4.0%
        24     Dell Computer Corp. *                          963
        34     EMC Corp. *                                  2,482
        11     Hewlett-Packard Co.                            815
        29     International Business Machines Corp.        2,811
        17     Sun Microsystems, Inc. *                     1,799
                                                           ------
                                                            8,870
               Consumer Products -- 0.5%
        41     Philip Morris Companies, Inc.                1,042

               Diversified -- 5.4%
        72     General Electric Co.                         9,719
        55     Tyco International LTD (Bermuda)             2,197
                                                           ------
                                                           11,916
               Electronics/Electrical Equipment -- 4.2%
        15     Johnson Controls, Inc.                         911
        25     Motorola, Inc.                               2,472
        28     Solectron Corp. *                            2,084
        42     Texas Instruments, Inc.                      3,771
                                                           ------
                                                            9,238

                       See notes to financial statements.

CHASE VISTA SELECT LARGE CAP EQUITY FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                        Value
------------------------------------------------------------------
Long-Term Investments -- Continued
------------------------------------------------------------------
               Financial Services -- 7.5%
        24     American Express Co.                         $3,650
        64     Charles Schwab Corp.                          2,484
        79     Citigroup, Inc.                               4,276
        19     Fannie Mae                                    1,309
        58     Freddie Mac                                   3,146
        16     Morgan Stanley Dean Witter & Co.              1,765
                                                            ------
                                                            16,630
               Food/Beverage Products -- 1.5%
        31     Anheuser-Busch Companies, Inc.                2,198
        34     Pepsico, Inc.                                 1,179
                                                            ------
                                                             3,377
               Health Care/Health Care Services -- 1.0%
        28     Guidant Corp.                                 1,383
        24     Medtronic, Inc.                                 831
                                                            ------
                                                             2,214
               Insurance -- 3.9%
        23     American General Corp.                        1,714
        53     American International Group                  5,455
        19     Marsh & McLennan Companies                    1,534
                                                            ------
                                                             8,703
               Internet Services/Software -- 0.6%
        11     America Online, Inc. *                        1,427

               Machinery & Engineering Equipment -- 1.5%
        37     Applied Materials, Inc. *                     3,323

               Manufacturing -- 0.5%
        15     Illinois Tool Works                           1,062

               Metals/Mining -- 1.3%
        46     Alcoa, Inc.                                   2,807

               Multi-Media -- 2.3%
        41     Time Warner, Inc.                             2,885
        50     Viacom, Inc., Class B *                       2,238
                                                            ------
                                                             5,123
               Oil & Gas -- 7.6%
        23     BP Amoco PLC, ADR (United Kingdom)            1,317
        17     Chevron Corp.                                 1,507
        87     Coastal Corp.                                 3,664
        28     Exxon Corp.                                   2,081
        47     Halliburton Co.                               1,771
        32     Mobil Corp.                                   3,040
        25     Schlumberger LTD                              1,484
        18     Texaco, Inc.                                  1,105
        25     Williams Companies, Inc.                        919
                                                            ------
                                                            16,888
               Paper/Forest Products -- 0.9%
        48     Willamette Industries                         1,995

               Pharmaceuticals -- 7.6%
        39     Bristol-Myers Squibb Co.                      3,001
        22     Eli Lilly & Co.                               1,488
        23     Johnson & Johnson                             2,414
        45     Merck & Co., Inc.                             3,587
        81     Pfizer, Inc.                                  3,191

                       See notes to financial statements.

CHASE VISTA SELECT LARGE CAP EQUITY FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

--------------------------------------------------------------
Shares         Issuer                                    Value
--------------------------------------------------------------
   Long-Term Investments -- Continued
--------------------------------------------------------------
               Pharmaceuticals -- Continued
   44          Schering-Plough Corp.                   $ 2,188
   16          Warner-Lambert Co.                        1,253
                                                       -------
                                                        17,122
               Printing & Publishing -- 0.9%
   48          New York Times Co., Class A               1,932

               Restaurants/Food Services -- 0.7%
   40          McDonald's Corp.                          1,642

               Retailing -- 9.3%
   31          Bed Bath & Beyond, Inc. *                 1,029
   33          Best Buy Co., Inc. *                      1,850
   40          Dayton-Hudson Corp.                       2,585
   58          Gap, Inc.                                 2,168
   54          Home Depot, Inc.                          4,107
  148          Kroger Co. *                              3,080
  108          Wal-Mart Stores, Inc.                     6,094
                                                       -------
                                                        20,913
               Semi-Conductors -- 4.0%
   80          Altera Corp. *                            3,890
   42          Intel Corp.                               3,229
   25          Micron Technology, Inc. *                 1,783
                                                       -------
                                                         8,902
               Shipping/Transportation -- 0.7%
   27          Union Pacific Corp.                       1,505

               Telecommunications -- 7.5%
   64          AT&T Corp.                                3,002
   24          Bell Atlantic Corp.                       1,559
   47          BellSouth Corp.                           2,093
   34          GTE Corp.                                 2,550
   33          MCI WorldCom, Inc. *                      2,832
   44          SBC Communications, Inc.                  2,241
   32          Sprint Corp.                              2,378
                                                       -------
                                                        16,655
               Telecommunications Equipment -- 3.2%
   58          General Instrument Corp. *                3,121
   36          Lucent Technologies, Inc.                 2,299
   27          Nortel Networks Corp. (Canada)            1,691
                                                       -------
                                                         7,111
               Utilities -- 1.3%
   23          AES Corp. *                               1,270
   31          FPL Group, Inc.                           1,544
                                                       -------
                                                         2,814
                                                       -------
               Total Long-Term Investments             214,121
               (Cost $164,355)
--------------------------------------------------------------
Short-Term Investments -- 3.4%
--------------------------------------------------------------

  Principal
  Amount
                Repurchase Agreement -- 3.4%
                ----------------------------
$    7,533      Greenwich Capital Markets, Inc.,
                 5.28%, due 11/01/99, (Dated 10/29/99,
                 Proceeds $7,536, Secured by FHLMC,
                 $7,808, 6.50%, due 04/15/29; Market
                 Value $7,686)                           7,533
                (Cost $7,533)
--------------------------------------------------------------
                Total Investments -- 99.7%            $221,654
                (Cost $171,888)
--------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT LARGE CAP GROWTH FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                        Value
------------------------------------------------------------------
   Long-Term Investments -- 96.4%
------------------------------------------------------------------
               Common Stock -- 96.4%
               ---------------------
               Banking -- 1.2%
        90     Bank One Corp.                              $ 3,381
        75     First Virginia Banks, Inc.                    3,591
        80     Wells Fargo Co.                               3,829
                                                           -------
                                                            10,801
               Biotechnology -- 1.4%
       115     Amgen, Inc. *                                 9,172
        50     Biogen, Inc. *                                3,706
                                                           -------
                                                            12,878
               Broadcasting/Cable -- 0.9%
        50     Cablevision Systems Corp., Class A *          3,378
        54     Clear Channel Communications *                4,364
                                                           -------
                                                             7,742
               Business Services -- 0.4%
        80     Automatic Data Processing                     3,855

               Computer Networks -- 3.7%
       450     Cisco Systems, Inc. *                        33,300

               Computer Software -- 5.2%
       510     Microsoft Corp. *                            47,207

               Computers/Computer Hardware -- 13.0%
       763     Dell Computer Corp. *                        30,595
       600     EMC Corp. *                                  43,799
        85     Hewlett-Packard Co.                           6,295
       325     International Business Machines Corp.        31,972
        40     Sun Microsystems, Inc. *                      4,233
                                                           -------
                                                           116,894
               Consumer Products -- 2.7%
       100     Gillette Co.                                  3,619
       200     Procter & Gamble Co.                         20,975
                                                           -------
                                                            24,594
               Diversified -- 8.5%
         4     Berkshire Hathaway, Inc., Class B *           8,360
       250     General Electric Co.                         33,891
       850     Tyco International LTD (Bermuda)             33,947
                                                           -------
                                                            76,198
               Electronics/Electrical Equipment -- 3.4%
        75     Honeywell, Inc.                               7,908
       185     Motorola, Inc.                               18,025
        50     Texas Instruments, Inc.                       4,488
                                                           -------
                                                            30,421
               Entertainment/Leisure -- 1.4%
       275     Carnival Corp.                               12,238

               Financial Services -- 5.9%
        75     American Express Co.                         11,550
       470     Charles Schwab Corp.                         18,302
       210     Citigroup, Inc.                              11,366
       100     Freddie Mac                                   5,406
        50     Lehman Brothers Holdings, Inc.                3,684
        10     Merrill Lynch & Co.                             785
        23     Morgan Stanley Dean Witter & Co.              2,482
                                                           -------
                                                            53,575

                       See notes to financial statements.

CHASE VISTA SELECT LARGE CAP GROWTH FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                         Value
-------------------------------------------------------------------
   Long-Term Investments -- Continued
-------------------------------------------------------------------
               Food/Beverage Products -- 2.2%
        60     Anheuser-Busch Companies, Inc.               $ 4,309
       140     Coca-Cola, Co.                                 8,259
        75     Pepsico, Inc.                                  2,602
       125     Sysco Corp.                                    4,805
                                                            -------
                                                             19,975
               Health Care/Health Care Services -- 0.1%
        25     Guidant Corp.                                  1,234

               Insurance -- 2.9%
       250     American International Group                  25,734

               Internet Services/Software -- 3.6%
       250     America Online, Inc. *                        32,422

               Machinery & Engineering Equipment -- 0.6%
        60     Applied Materials, Inc. *                      5,389

               Manufacturing -- 4.2%
       275     Corning, Inc.                                 21,622
       225     Illinois Tool Works                           16,481
                                                            -------
                                                             38,103
               Multi-Media -- 1.4%
       130     Gannett Co., Inc.                             10,026
        35     Time Warner, Inc.                              2,439
                                                            -------
                                                             12,465
               Oil & Gas -- 2.5%
       100     Exxon Corp.                                    7,406
        50     Halliburton Co.                                1,884
       100     Mobil Corp.                                    9,651
        90     Williams Companies, Inc.                       3,375
                                                            -------
                                                             22,316
               Pharmaceuticals -- 11.2%
       300     Abbot Laboratories                            12,113
       150     Bristol-Myers Squibb Co.                      11,522
        20     Eli Lilly & Co.                                1,378
       140     Johnson & Johnson                             14,665
       128     Merck & Co., Inc.                             10,144
       650     Pfizer, Inc.                                  25,674
        30     Schering-Plough Corp.                          1,485
       300     Warner-Lambert Co.                            23,944
                                                            -------
                                                            100,925
               Printing & Publishing -- 1.7%
       260     Tribune Co.                                   15,600

               Restaurants/Food Services -- 0.5%
       100     McDonald's Corp.                               4,125

               Retailing -- 8.5%
        25     Best Buy Co., Inc. *                           1,389
       175     Dayton-Hudson Corp.                           11,309
        70     Gap, Inc.                                      2,599
       300     Home Depot, Inc.                              22,650
        75     MAY Department Stores Co.                      2,602
       325     Wal-Mart Stores, Inc.                         18,423
       700     Walgreen Co.                                  17,631
                                                            -------
                                                             76,603

                       See notes to financial statements.

CHASE VISTA SELECT LARGE CAP GROWTH FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                                       Value
---------------------------------------------------------------------------------
   Long-Term Investments -- Continued
---------------------------------------------------------------------------------
               Semi-Conductors -- 3.5%
    100        Altera Corp. *                                             $ 4,863
    350        Intel Corp.                                                 27,103
                                                                          -------
                                                                           31,966
               Telecommunications -- 4.1%
    115        AT&T Corp.                                                   5,376
     60        GTE Corp.                                                    4,500
     75        MCI WorldCom, Inc. *                                         6,436
    425        Vodafone AirTouch PLC ADR (United Kingdom)                  20,374
                                                                          -------
                                                                           36,686
               Telecommunications Equipment -- 1.7%
    185        Lucent Technologies, Inc.                                   11,886
     30        Nokia OYJ, ADR (Finland)                                     3,467
                                                                          -------
                                                                           15,353
---------------------------------------------------------------------------------
               Total Long-Term Investments                                868,599
               (Cost $391,987)
---------------------------------------------------------------------------------
   Short-Term Investments -- 3.7%
---------------------------------------------------------------------------------

  Principal
  Amount
---------------------------------------------------------------------------------
               Repurchase Agreement -- 3.7%
               ----------------------------
$32,888        Greenwich Capital Markets, Inc., 5.28%, due 11/01/99,
               (Dated 10/29/99, Proceeds $32,902, Secured by FHLMC
               and FNMA, $34,795, 6.00% through 10.00%, due
               01/01/02 through 08/01/29; Market Value $33,548)            32,888
               (Cost $32,888)
---------------------------------------------------------------------------------
               Total Investments -- 100.1%                               $901,487
               (Cost $424,875)
---------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                             Value
-----------------------------------------------------------------------
   Long-Term Investments -- 92.8%
-----------------------------------------------------------------------
               Common Stock -- 92.8%
               ---------------------
               Advertising -- 0.9%
        26     Outdoor Systems, Inc. *                           $1,120

               Aerospace -- 1.0%
        23     General Dynamics Corp.                             1,275

               Apparel -- 1.0%
        40     Jones Apparel Group, Inc. *                        1,265

               Appliances & Household Durables -- 0.5%
        25     York International Corp.                             589

               Automotive -- 0.8%
        63     Tower Automotive, Inc. *                           1,028

               Banking -- 6.4%
        26     Cullen/Frost Bankers, Inc.                           751
        35     Investors Financial Services Corp.                 1,295
        30     Southtrust Corp.                                   1,200
        40     TCF Financial Corp.                                1,180
        14     U.S. Trust Corp.                                   1,136
        45     Zions Bancorp.                                     2,652
                                                                 ------
                                                                  8,214
               Biotechnology -- 2.1%
        12     Biogen, Inc. *                                       890
        65     Chiron Corp. *                                     1,867
                                                                 ------
                                                                  2,757
               Broadcasting/Cable -- 5.4%
        66     AT&T- Liberty Media Group, Class A *               2,620
        15     Cablevision Systems Corp., Class A *               1,013
        30     Hispanic Broadcasting Corp. *                      2,430
        20     USA Networks, Inc. *                                 901
                                                                 ------
                                                                  6,964
               Business Services -- 7.9%
        11     Abacus Direct Corp. *                              1,538
        46     ACNielsen Corp. *                                  1,019
        20     Affiliated Computer Services, Inc., Class A *        760
        30     ASM Lithography Holding NV (Netherlands) *         2,179
        60     Concord EFS, Inc. *                                1,624
        44     Navigant Consulting Co. *                          1,257
        49     Paychex, Inc.                                      1,920
                                                                 ------
                                                                 10,297
               Chemicals -- 2.3%
        50     Cytec Industries, Inc.*                            1,290
        30     Millennium Chemicals, Inc.                           555
        75     Wellman, Inc.                                      1,130
                                                                 ------
                                                                  2,975
               Computer Software -- 4.0%
        25     Electronic Arts, Inc. *                            2,020
        40     Intuit, Inc. *                                     1,165
        45     Rational Software Corp. *                          1,924
                                                                 ------
                                                                  5,109
               Computers/Computer Hardware -- 0.6%
        20     Electronics For Imaging *                            806

                       See notes to financial statements.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                                Value
--------------------------------------------------------------------------
   Long-Term Investments -- Continued
--------------------------------------------------------------------------
               Electronics/Electrical Equipment -- 6.4%
        30     PerkinElmer, Inc.                                    $1,224
        11     Johnson Controls, Inc.                                  668
        32     Microchip Technology, Inc. *                          2,132
        15     Sanmina Corp. *                                       1,351
        40     Vishay Intertechnology, Inc. *                          978
        35     Waters Corp. *                                        1,859
                                                                    ------
                                                                     8,212
               Entertainment/Leisure -- 5.5%
        50     Harrah's Entertainment, Inc. *                        1,447
        21     Macrovision Corp. *                                   1,189
       100     Mandalay Resort Group *                               1,863
       200     Park Place Entertainment Corp. *                      2,625
                                                                    ------
                                                                     7,124
               Financial Services -- 1.1%
        20     Lehman Brothers Holdings, Inc.                        1,474

               Health Care/Health Care Services -- 1.1%
        70     Ventana Medical Systems *                             1,404

               Insurance -- 4.3%
        70     AXA Financial, Inc.                                   2,244
        30     Nationwide Financial Services, Class A                1,136
        13     Radian Group, Inc.                                      687
        35     Reliastar Financial Corp.                             1,503
                                                                    ------
                                                                     5,570
               Internet Services/Software -- 0.9%
        31     At Home Corp., Class A *                              1,146

               Machinery & Engineering Equipment -- 0.6%
        25     Cognex Corp. *                                          748

               Manufacturing -- 1.4%
        47     Pentair, Inc.                                         1,768

               Metals/Mining -- 1.0%
        75     Freeport-McMoran Copper & Gold, Inc., Class B *       1,252

               Oil & Gas -- 7.0%
        50     Anadarko Petroleum Corp.                              1,541
        25     BJ Services Co. *                                       858
        65     Cooper Cameron Corp. *                                2,514
        81     Noble Drilling Corp. *                                1,804
        50     Tosco Corp.                                           1,266
        67     Union Pacific Resources Group                           970
                                                                    ------
                                                                     8,953
               Paper/Forest Products -- 2.0%
        15     Boise Cascade Corp.                                     534
        13     Temple-Inland, Inc.                                     756
        30     Willamette Industries                                 1,247
                                                                    ------
                                                                     2,537
               Pharmaceuticals -- 4.4%
        25     Biovail Corporation International (Canada) *          1,360
        20     Express Scripts, Inc., Class A *                        983
        15     Forest Laboratories Inc., Class A *                     688
        10     Idec Pharmaceuticals Corp. *                          1,162
        50     King Pharmaceuticals, Inc. *                          1,512
                                                                    ------
                                                                     5,705

                       See notes to financial statements.

CHASE VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares          Issuer                                                      Value
---------------------------------------------------------------------------------
   Long-Term Investments -- Continued
---------------------------------------------------------------------------------
                Restaurants/Food Services -- 1.6%
     50         Brinker International, Inc. *                            $  1,165
     45         Darden Restaurants, Inc.                                      858
                                                                          -------
                                                                            2,023
                Retailing -- 6.9%
     56         Ethan Allen Interiors, Inc.                                 1,980
     27         Kroger Co. *                                                  562
     61         Pacific Sunwear of California *                             1,840
     35         Payless Shoesource, Inc. *                                  1,603
     55         Ross Stores, Inc.                                           1,134
     60         Toys R US, Inc. *                                             848
     25         Wild Oats Markets, Inc. *                                     881
                                                                          -------
                                                                            8,848
                Semi-Conductors -- 2.5%
     13         Atmel Corp. *                                                 502
     60         Vitesse Semiconductor Corp. *                               2,753
                                                                          -------
                                                                            3,255
                Shipping/Transportation -- 0.5%
     20         C.H. Robinson Worldwide, Inc.                                 676

                Telecommunications -- 3.7%
     50         Nextlink Communications, Class A *                          2,991
     50         Qwest Communications International *                        1,800
                                                                          -------
                                                                            4,791
                Telecommunications Equipment -- 3.4%
     23         Comverse Technology, Inc. *                                 2,554
     35         General Instrument Corp. *                                  1,883
                                                                          -------
                                                                            4,437
                Utilities -- 5.6%
     40         AGL Resources, Inc.                                           698
     21         American Water Works, Inc.                                    613
     50         CMS Energy Corp.                                            1,844
     27         Energy East Corp.                                             666
     45         Midamerican Energy Holdings Co.                             1,513
     50         Pinnacle West Capital Corp.                                 1,843
                                                                          -------
                                                                            7,177
---------------------------------------------------------------------------------
                Total Long-Term Investments                               119,499
                (Cost $90,056)
---------------------------------------------------------------------------------
   Short-Term Investments -- 8.0%
---------------------------------------------------------------------------------
Principal
 Amount
                Repurchase Agreement -- 8.0%
                ----------------------------
$10,236         Greenwich Capital Markets, Inc., 5.28%, due 11/01/99,
                (Dated 10/29/99, Proceeds $10,241, Secured by FHLMC,
                $10,665, 5.76%, due 05/15/29; Market Value $10,445)        10,236
                (Cost $10,236)
---------------------------------------------------------------------------------
                Total Investments -- 100.8%                              $129,735
                (Cost $100,292)
---------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT SMALL CAP VALUE FUND
Portfolio of Investments

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                       Value
-----------------------------------------------------------------
   Long-Term Investments -- 90.8%
-----------------------------------------------------------------
               Common Stock -- 90.8%
               ---------------------
               Aerospace -- 0.9%
       159     AAR Corp.                                   $2,655
        50     United Industrial Corp.                        409
                                                           ------
                                                            3,064
               Automotive -- 2.1%
        90     Donnelly Corp.                               1,211
        91     Lithia Motors, Inc., Class A *               1,814
        95     O'Reilly Automotive, Inc. *                  4,127
                                                           ------
                                                            7,152
               Banking -- 3.7%
        49     Amcore Financial, Inc.                       1,159
        16     Chittenden Corp.                               492
        97     City National Corp.                          3,748
        24     Commerce Bancorp., Inc.                      1,064
       129     Cullen/Frost Bankers, Inc.                   3,726
       108     Trustmark Corp.                              2,471
                                                           ------
                                                           12,660
               Broadcasting/Cable -- 0.3%
        19     Westwood One, Inc. *                           895

               Business Services -- 12.1%
       134     ACNielsen Corp. *                            2,957
       630     Concord EFS, Inc. *                         17,040
       259     Intelliquest Information Group *             3,043
       133     Iron Mountain, Inc. *                        4,020
       150     McGrath Rentcorp                             2,550
       801     NFO Worldwide, Inc. *                        8,916
        50     Profit Recovery Group International *        2,059
                                                           ------
                                                           40,585
               Catering -- 0.6%
        97     Morrison Management Specialist, Inc.         2,080

               Chemicals -- 2.7%
       340     Airgas, Inc. *                               3,230
       136     Minerals Technologies, Inc.                  5,848
                                                           ------
                                                            9,078
               Computer Networks -- 5.4%
       125     Adaptec, Inc. *                              5,625
       113     Black Box Corp. *                            5,755
       113     Micros Systems, Inc. *                       5,224
        43     National Computer Systems Inc.               1,607
                                                           ------
                                                           18,211
               Computer Software -- 1.1%
       276     Activision, Inc. *                           3,896

               Consumer Products -- 3.0%
       157     Chattem, Inc. *                              2,769
       257     Oneida LTD                                   6,095
        34     The Scotts Co., Class A *                    1,356
                                                           ------
                                                           10,220
               Electronics/Electrical Equipment -- 9.5%
       262     Artesyn Technologies, Inc. *                 5,173
       104     Hadco Corp. *                                3,829
        87     OAK Industries, Inc. *                       3,555

                       See notes to financial statements.

CHASE VISTA SELECT SMALL CAP VALUE FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                            Value
----------------------------------------------------------------------
   Long-Term Investments -- Continued
----------------------------------------------------------------------
               Electronics/Electrical Equipment -- Continued
       106     PerkinElmer, Inc.                                $4,350
       175     Technitrol, Inc.                                  6,366
       369     Vishay Intertechnology, Inc. *                    9,025
                                                                ------
                                                                32,298
               Entertainment/Leisure -- 1.2%
       241     Cinar Corp., Class B (Canada) *                   4,191

               Food/Beverage Products -- 2.6%
       120     Dreyer's Grand Ice Cream, Inc.                    2,048
       195     J & J Snack Foods Corp. *                         3,754
       106     Performance Food Group Co. *                      2,875
                                                                ------
                                                                 8,677
               Health Care/Health Care Services -- 9.9%
        65     Beckman Coulter Inc.                              2,990
       139     Cooper Companies, Inc.                            3,485
       109     Datascope Corp. *                                 3,938
       164     Hooper Holmes, Inc.                               4,405
       135     Impath, Inc. *                                    3,230
       150     MedQuist, Inc. *                                  4,810
       149     Molecular Devices Corp. *                         5,505
       189     Osteotech, Inc. *                                 2,466
       122     Ventana Medical Systems *                         2,448
                                                                ------
                                                                33,277
               Insurance -- 2.5%
        37     Arthur J. Gallagher & Co.                         1,889
       199     Brown & Brown, Inc.                               6,721
                                                                ------
                                                                 8,610
               Machinery & Engineering Equipment -- 5.6%
       237     Applied Industrial Technology, Inc.               3,737
       194     Applied Power, Inc., Class A                      5,630
       167     Gerber Scientific, Inc.                           3,158
        50     PRI Automation, Inc. *                            2,006
        83     Zebra Technologies Corp., Class A *               4,497
                                                                ------
                                                                19,028
               Manufacturing -- 2.3%
       144     Carlisle Companies, Inc.                          4,802
       105     Trinity Industries                                3,130
                                                                ------
                                                                 7,932
               Oil & Gas -- 4.1%
       116     Atwood Oceanics *                                 3,377
       100     Louis Dreyfus Natural Gas *                       2,000
       284     Pride International, Inc. *                       3,909
        74     St. Mary Land & Exploration                       1,887
       282     Titan Exploration, Inc. *                         1,182
       136     Vintage Petroleum, Inc.                           1,478
                                                                ------
                                                                13,833
               Packaging -- 2.2%
       587     Shorewood Packaging Corp. *                       7,441
               Pharmaceuticals -- 1.0%
        79     Advance Paradigm, Inc. *                          3,367
               Printing & Publishing -- 2.6%
       305     Banta Corp.                                       6,892
       168     Bowne & Co., Inc.                                 1,869
                                                                ------
                                                                 8,761

                       See notes to financial statements.

CHASE VISTA SELECT SMALL CAP VALUE FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares          Issuer                                                      Value
--------------------------------------------------------------------------------
   Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Restaurants/Food Services -- 1.7%
    246         Jack in the Box, Inc. *                                  $  5,927
                Retailing -- 5.8%
    135         Ames Deptartment Stores, Inc. *                             4,287
     50         BJ'S Wholesale Club Inc. *                                  1,541
    300         Cato Corp., Class A                                         3,450
    172         Chico's FAS, Inc. *                                         5,396
    178         TBC Corp. *                                                 1,218
    104         Wild Oats Markets, Inc. *                                   3,666
                                                                          -------
                                                                           19,558
                Semi-Conductors -- 0.8%
     67         Cree Research, Inc. *                                       2,852
                Shipping/Transportation -- 3.1%
     93         Air Express International Corp.                             2,479
    210         MS Carriers, Inc. *                                         5,938
    124         Swift Transportation Co., Inc. *                            2,158
                                                                          -------
                                                                           10,575
                Telecommunications Equipment -- 1.9%
     73         Antec Corp. *                                               3,550
     25         Comverse Technology, Inc. *                                 2,838
                                                                          -------
                                                                            6,388
                Utilities -- 2.1%
    107         AGL Resources, Inc.                                         1,862
     50         American States Water Co.                                   1,710
     80         Laclede Gas Co.                                             1,699
     73         Northwest Natural Gas Co.                                   1,882
                                                                          -------
                                                                            7,153
---------------------------------------------------------------------------------
                Total Long-Term Investments                               307,709
                (Cost $250,067)
---------------------------------------------------------------------------------
   Short-Term Investments -- 11.6%
---------------------------------------------------------------------------------

  Principal
  Amount
                Repurchase Agreement -- 11.6%
                -----------------------------
$39,152         Greenwich Capital Markets, Inc., 5.28%, due 11/01/99,
                 (Dated 10/29/99, Proceeds $39,169, Secured by FHLMC
                 and FNMA, $41,909, 0.00% through 6.50%, due
                 01/25/08 through 12/15/26; Market Value $39,939)          39,152
                (Cost $39,152)
---------------------------------------------------------------------------------
                Total Investments -- 102.4%                              $346,861
                (Cost $289,219)
---------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

       CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
       Portfolio of Investments

       October 31, 1999
       (Amounts in Thousands)

Shares         Issuer                                                 Value (USD)
-------------------------------------------------------------------------------
   Long-Term Investments -- 97.2%
-------------------------------------------------------------------------------
               Common Stock -- 97.2%
               ---------------------
               Australia -- 0.8%
       161     Foster's Brewing Group LTD                                $  426
       187     Lang Corp., LTD *                                            776
        90     News Corp., LTD                                              650
                                                                         ------
                                                                          1,852
               Brazil -- 2.4%
       370     Centrais Eletricas Brasileiras SA, ADR                     3,161
         9     Centrais Geradoras do Sul do Brasil SA, ADR                   32
        48     Telecomunicacoes Brasileiras SA, ADR *                         2
        29     Telecomunicacoes Brasileiras SA, Preferred Block, ADR      2,251
                                                                         ------
                                                                          5,446
               Finland -- 5.8%
        64     Nokia OYJ                                                  7,295
       163     Sonera OYJ                                                 4,893
        22     Upm-Kymmene OYJ                                              694
                                                                         ------
                                                                         12,882
               France -- 10.6%
        10     Axa                                                        1,465
         3     Bouygues SA                                                1,061
        93     CNP Assurances                                             2,733
        11     Compagnie de Saint Gobain                                  1,878
        30     Credit Commercial de France @                              3,499
        37     Lagardere S.C.A.                                           1,497
         9     Pinault-Printemps-Redoute                                  1,788
        87     Rhone-Poulenc SA                                           4,837
        37     Total Fina SA, Class B                                     4,987
                                                                         ------
                                                                         23,745
               Germany -- 6.8%
         7     CE Consumer Electronic AG                                    651
       140     Kamps AG @                                                 7,841
        14     Mannesmann AG                                              2,231
         4     Marschollek Lautenschlaeger und Partner AG,
               Preferred Shares                                             843
       197     Viag AG                                                    3,643
                                                                         ------
                                                                         15,209
               Ireland -- 2.4%
        56     ESAT Telecom Group PLC, ADR *                              2,518
       334     Green Property PLC                                         1,916
       365     Jefferson Smurfit Group                                      946
                                                                         ------
                                                                          5,380
               Italy -- 4.0%
       167     Alleanza Assicurazioni SPA                                 1,701
       147     Autogrill SPA                                              1,570
       680     Banca Nazionale Del Lavoro SPA *                           2,301
       505     Cremonini SPA *                                            1,101
       350     Telecom Italia Mobile SPA                                  2,185
                                                                         ------
                                                                          8,858
               Japan -- 25.5%
        28     Aoyama Trading Co., LTD                                      906
        81     Asahi Bank LTD                                               719
        84     Bank of Tokyo-Mitsubishi LTD                               1,391
        65     Dai-Ichi Kangyo Bank LTD                                     891

                       See notes to financial statements.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                    Value (USD)
-------------------------------------------------------------------
   Long-Term Investments -- Continued
-------------------------------------------------------------------
               Japan -- Continued
        81     Daiwa Securities Group, Inc.                $    864
         1     East Japan Railway Co.                           735
       211     Fujikura LTD                                   1,304
        48     Fujitsu LTD                                    1,444
        30     Hitachi Maxell                                   719
        22     Hoya Corp.                                     1,581
        61     Industrial Bank of Japan LTD                     824
        16     Ito-Yokado Co., LTD                            1,279
         1     Japan Tobacco, Inc.                            1,058
        97     Kaneka Corp. @                                 1,269
        32     KAO Corp. @                                      975
       107     Kikkoman Corp.                                   879
         4     Mabuchi Motor Co., LTD                           635
        45     Mitsubishi Estate Co., LTD                       451
       127     Mitsui & Co., LTD                                938
       203     Mitsui Mining & Smelting                       1,138
        18     Murata Manufacturing Co., LTD @                2,312
        88     NEC Corp.                                      1,779
        11     Nintendo Co., LTD                              1,681
       200     Nippon Sanso Corp.                               627
       363     Nippon Steel Corp.                               922
       654     Nippon Suisan Kaisha LTD                       1,416
         1     Nippon Telegraph & Telephone Corp.             1,456
        19     Nissin Food Products Co., LTD                    544
         1     NTT Mobile Communications Network, Inc. @      2,894
        10     Orix Corp.                                     1,341
       332     Osaka Gas Co., LTD                             1,110
        50     Raito Kogyo Co., LTD                             293
        49     Sanwa Bank LTD                                   728
         8     Secom Co. LTD-New *@                             851
         8     Secom Co., LTD @                                 857
       118     Sharp Corp.                                    1,877
        12     Shin-Etsu Chemical Co.                           494
         2     Shohkoh Fund & Co., LTD                          917
        60     Sumitomo Bank LTD                                965
       236     Sumitomo Chemical Co., LTD                     1,512
       117     Sumitomo Trust & Banking                       1,195
       512     Taiheiyo Cement Corp.                          1,119
        20     Takeda Chemical Industries @                   1,148
        47     Terumo Corp.                                   1,428
        73     Tokio Marine & Fire Insurance Co.                955
         9     Tokyo Electron LTD                               747
       282     Toray Industries, Inc.                         1,554
       194     Toshiba Corp.                                  1,219
        52     Toyota Motor Corp.                             1,799
       339     UBE Industries LTD                               981
                                                             ------
                                                             56,721
               Mexico -- 0.9%
       400     Alfa SA, Class A                               1,532
       950     Grupo Elektra SA                                 454
                                                             ------
                                                              1,986

                       See notes to financial statements.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                                Value (USD)
-------------------------------------------------------------------------------
   Long-Term Investments -- Continued
-------------------------------------------------------------------------------
               Netherlands -- 6.3%
        67     Athlon Groep                                              $1,327
        98     Fortis NV                                                  3,378
         1     Koninklijke Ahold NV                                          10
        36     Koninklijke Philips Electronics NV                         3,701
        65     Laurus NV                                                  1,450
        32     United Pan-Europe Communications NV *                      2,420
        56     VNU NV                                                     1,875
                                                                         ------
                                                                         14,161
               Portugal -- 0.9%
        46     Banco Espirito Santo SA                                    1,182
         7     Telecel-Comunicacoes Pessoais SA                             882
                                                                         ------
                                                                          2,064
               Singapore -- 0.1%
       133     DBS Land LTD                                                 245

               Spain -- 3.3%
        19     Acerinox SA                                                  562
       228     Amadeus Global Travel Distribution, Class A *              1,364
       113     Continente SA                                              2,707
       150     Prosegur Comp Securidad                                    1,230
        57     Sogecable *                                                1,577
                                                                         ------
                                                                          7,440
               Sweden -- 3.4%
       167     Assa Abloy AB, Class B                                     1,850
        34     Hennes & Mauritz AB, Class B                                 903
        20     Modern Times Group AB, Class B *                             642
        67     Svenska Handelsbanken, Class A                               930
        78     Telefonaktiebolaget LM Ericsson, Class B                   3,257
                                                                         ------
                                                                          7,582
               Switzerland -- 3.3%
        31     ABB LTD *                                                  3,123
         1     Compagnie Financiere Richemont, Class A                    1,911
         1     PubliGroupe SA                                               991
         6     Sia Abrasives Holding AG *                                   813
         1     Zurich Allied AG                                             595
                                                                         ------
                                                                          7,433
               Thailand -- 0.1%
        87     Electricity Generating Public Co. LTD, Foreign Shares        115
        19     PTT Exploration & Production Public Co., LTD, Foreign
               Shares *                                                     141
                                                                         ------
                                                                            256
               United Kingdom -- 20.6%
       116     Barclays PLC @                                             3,561
       623     BP Amoco PLC @                                             6,035
       221     British Telecom PLC                                        3,995
       268     Diageo PLC                                                 2,705
        92     Exchange Holdings PLC *                                      261
       340     General Electric Co. PLC                                   3,693
       145     Glaxo Wellcome PLC                                         4,278
       124     Laporte PLC                                                1,018
     1,116     Laporte PLC, Class B *                                         9
       497     Legal & General Group PLC                                  1,377
        86     National Westminster Bank PLC                              1,939

                       See notes to financial statements.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Shares         Issuer                                             Value (USD)
----------------------------------------------------------------------------
Long-Term Investments -- Continued
----------------------------------------------------------------------------
               United Kingdom -- Continued
       176     Royal Bank of Scotland Group PLC @                   $  4,048
       111     Ryanair Holdings PLC *                                    907
       184     Sema Group PLC                                          2,399
       465     Shell Transport & Trading Co., PLC @                    3,559
       185     SmithKline Beecham PLC                                  2,377
       786     Vodafone AirTouch PLC                                   3,648
                                                                     -------
                                                                      45,809
              --------------------------------------------------------------
               Total Common Stock                                    217,069
               (Cost $181,335)
              --------------------------------------------------------------
               Warrants -- 0.0%
               ----------------
               Germany -- 0.0%
         1     Muenchener Rueckversicherungs-Gesellschaft AG,
               Expires 06/03/02 *                                         22
               Hong Kong -- 0.0%
         5     Wharf Holdings, Expires 12/31/99*                           3
              --------------------------------------------------------------
               Total Warrants                                             25
               (Cost $0)
              --------------------------------------------------------------
               Redeemable Unsecured Loan Stock -- 0.0%
               ---------------------------------------
               Malaysia -- 0.0%
       100     Sunway Building Technology, BHD, 3.0%, 7/30/01, *          23
               (Cost $40)

  Principal
  Amount
  DEM
               Convertible Bond -- 0.0%
               ------------------------
               Germany -- 0.0%
        96     DaimlerChrysler AG, 5.75%, 06/14/02                        55
               (Cost $56)
----------------------------------------------------------------------------
               Total Investments -- 97.2%                           $217,172
               (Cost $181,431)
----------------------------------------------------------------------------

Long Futures Outstanding
------------------------

                                                            Original    Notional
  Number                                                    Notional    Value at     Unrealized
     of                                         Expiration    Value    10/31/1999   Depreciation
Contracts   Description                            Date       (USD)       (USD)        (USD)
------------------------------------------------------------------------------------------------
    86      All Ordinaries Stock Price Index     Dec.,1999   $3,994      $3,946        ($48)

                       See notes to financial statements.

CHASE VISTA SELECT INTERNATIONAL EQUITY FUND
Portfolio of Investments (Continued)

October 31, 1999
(Amounts in Thousands)

Summary of Investments by Industry, October 31, 1999


Industry                                           % of Investment Securities
-----------------------------------------------------------------------------
Telecommunications                                            17.5%
Banking                                                       11.1%
Food/Beverage Products                                         7.5%
Oil & Gas                                                      6.8%
Electronic/Electrical Equipment                                6.3%
Pharmaceuticals                                                5.8%
Insurance                                                      5.6%
Manufacturing                                                  3.8%
Retailing                                                      3.7%
Diversified                                                    2.8%
Chemicals                                                      2.7%
Consumer Products                                              2.5%
Construction                                                   2.1%
Metals/Mining                                                  2.1%
Utilities                                                      2.0%
Other (below 2%)                                              17.7%
-----------------------------------------------------------------------------
Total                                                        100.0%
-----------------------------------------------------------------------------

INDEX:
*     -- Non-income producing security.
#     -- Security may only be sold to qualified institutional buyers.
+     -- All or a portion of this security is segregated for futures contracts.
++    -- Security fair valued by, or at the direction of, the Board of Trustees.
@     -- All or a portion of this security is segregated for forward foreign currency contracts.
~     -- All or a portion of this security is segregated for TBAs.
ADR   -- American Depositary Receipt.
CBO   -- Collateralized Bond Obligation.
FHLMC -- Federal Home Loan Mortgage Corporation.
FNMA  -- Federal National Mortgage Association.
FRN   -- Floating Rate Note.
GNMA  -- Government National Mortgage Association.
MTN   -- Medium Term Note.



                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1999

(Amounts in Thousands, Except Per Share Amounts)

                                        Short-Term   Intermediate     Bond      Balanced
                                        Bond Fund     Bond Fund       Fund        Fund
----------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at
    value (Note 1) ................... $19,232      $371,177       $661,214    $159,088
    Cash .............................      45             1             --           1
    Other assets .....................       3            16             28           8
    Receivables:
     Investment securities sold          2,243        17,047         10,827          --
     Interest and dividends ..........     249         5,171          7,047         794
     Variation margin on
     futures contracts ...............      --            --            328          --
     Fund shares sold ................      --           560             40           8
     Expense reimbursement
     from Distributor ................      10            --              4          --
----------------------------------------------------------------------------------------
       Total Assets ..................  21,782       393,972        679,488     159,899
----------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities
     purchased .......................      --        15,002         55,482          --
     Fund shares redeemed ............      --           496            656          --
     Dividends .......................     109         1,874          3,432         378
    Accrued liabilities (Note 2) .....      21           157            118          41
----------------------------------------------------------------------------------------
       Total Liabilities .............     130        17,529         59,688         419
----------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ..................  22,132       391,568        645,814      97,600
    Accumulated overdistrib-
    uted net investment
    income ...........................     (31)          (64)          (163)        (73)
    Accumulated net realized
    gain (loss) on investments
    and futures transactions .........    (346)       (5,357)       (11,540)     10,095
    Net unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ........................    (103)       (9,704)       (14,311)     51,858
----------------------------------------------------------------------------------------
   Total Net Assets .................. $21,652      $376,443       $619,800    $159,480
----------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized): ......................   2,075        38,859         16,147       4,603
   Net asset value, redemption
   and offering price per share ...... $ 10.43      $   9.69       $  38.38    $  34.64
----------------------------------------------------------------------------------------
   Cost of investments ............... $19,335      $380,881       $675,416    $107,230
----------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1999

(Amounts in Thousands, Except Per Share Amounts)

                                                    Equity     Large Cap     Large Cap
                                                    Income       Equity        Growth
                                                      Fund       Fund          Fund
--------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) .....  $782,181   $221,654      $901,487
    Other assets .................................        35          7            24
    Receivables:
     Investment securities sold ..................    56,299      1,177            --
     Interest and dividends ......................     1,135        135           256
     Fund shares sold ............................         1        100             4
     Expense reimbursement
     from Distributor ............................        --          2            --
--------------------------------------------------------------------------------------
       Total Assets ..............................   839,651    223,075       901,771
--------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     To Custodian ................................        --        412            --
     Investment securities
     purchased ...................................    50,040         --            --
     Fund shares redeemed ........................       975         65           443
     Dividends ...................................     1,086        129           319
    Accrued liabilities (Note 2) .................       171         73           133
--------------------------------------------------------------------------------------
       Total Liabilities .........................    52,272        679           895
--------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ..............................   588,578    138,029       339,046
    Accumulated undistributed/
    (overdistributed) net investment
    income .......................................    (1,131)         4            19
    Accumulated net realized gain on
    investments ..................................    94,685     34,597        85,199
    Net unrealized appreciation of
    investments ..................................   105,247     49,766       476,612
--------------------------------------------------------------------------------------
   Total Net Assets ..............................  $787,379   $222,396      $900,876
--------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($.001 par value; unlimited number of
   shares authorized): ...........................    28,598      5,657        18,950
   Net asset value, redemption and offering
   price per share ...............................  $  27.53   $  39.31      $  47.54
--------------------------------------------------------------------------------------
   Cost of investments ...........................  $676,934   $171,888      $424,875
--------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1999

(Amounts in Thousands, Except Per Share Amounts)

                                          New Growth
                                         Opportunities    Small Cap      International
                                             Fund         Value Fund       Equity Fund
--------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) ............................. $129,735          $346,861       $217,172
    Cash .................................        1                 3            540
    Foreign currency (Cost $7,448) .......       --                --          7,328
    Other assets .........................        6                19             13
    Receivables:
     Investment securities sold ..........      837            10,761          4,608
     Interest and dividends ..............       56               110            511
     Fund shares sold ....................        6                --              6
--------------------------------------------------------------------------------------
       Total Assets ......................  130,641           357,754        230,178
--------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities
     purchased ...........................    1,875            18,599          5,435
     Fund shares redeemed ................        8               269             --
     Variation margin on futures
     contracts ...........................       --                --             48
     Open forward currency contracts .....       --                --          1,260
    Accrued liabilities (Note 2) .........       93               100             90
--------------------------------------------------------------------------------------
       Total Liabilities .................    1,976            18,968          6,833
--------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital ......................   68,576           211,791        172,245
    Accumulated undistributed net
    investment income ....................      114               286            957
    Accumulated net realized gain
    on investments and futures
    transactions .........................   30,532            69,067         15,747
    Net unrealized appreciation of
    investments, futures contracts and
    foreign currency transactions ........   29,443            57,642         34,396
--------------------------------------------------------------------------------------
   Total Net Assets ...................... $128,665          $338,786       $223,345
--------------------------------------------------------------------------------------
   Shares of beneficial interest out-
   standing ($.001 par value; unlimited
   number of shares authorized): .........    3,426             7,109          6,701
   Net asset value, redemption and
   offering price per share .............. $  37.55          $  47.66       $  33.33
--------------------------------------------------------------------------------------
   Cost of investments ................... $100,292          $289,219       $181,431
--------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS For the year ended October 31, 1999

(Amounts in Thousands)

                                         Short-Term   Intermediate     Bond       Balanced
                                          Bond Fund     Bond Fund      Fund         Fund
--------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend .........................   $   --        $     --    $     --       $1,551
     Interest .........................    1,288          20,563      36,431        4,035
     Foreign taxes withheld ...........       --              --          --           (7)
--------------------------------------------------------------------------------------------
       Total investment income ........    1,288          20,563      36,431        5,579
--------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
     Investment advisory fees .........       59           1,101       1,820          813
     Administration fees ..............       36             550         911          244
     Custodian fees ...................       41              80          96           87
     Printing and postage .............        2              30          25            5
     Professional fees ................       24              36          54           37
     Registration expenses ............        1               5           7            1
     Transfer agent fees ..............       11              18          19           12
     Trustees' fees and expenses ......        1              18          30            8
     Other ............................        1              15          44           16
--------------------------------------------------------------------------------------------
       Total expenses .................      176           1,853       3,006        1,223
--------------------------------------------------------------------------------------------
     Less amounts waived (Note 2) .....      136           1,711       2,795        1,135
     Less expense reimbursements ......       24              --           4            3
--------------------------------------------------------------------------------------------
      Net expenses ....................       16             142         207           85
--------------------------------------------------------------------------------------------
       Net investment income ..........    1,272          20,421      36,224        5,494
--------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
      Investments .....................     (358)         (4,953)     (9,587)      10,119
      Futures transactions ............       16            (155)     (2,108)          --
     Change in net unrealized
     appreciation/depreciation of:
      Investments .....................     (151)        (13,799)    (24,429)       4,425
      Futures contracts ...............       (4)           (341)        (73)          --
--------------------------------------------------------------------------------------------
     Net realized and unrealized
     gain (loss) on investments .......     (497)        (19,248)    (36,197)      14,544
--------------------------------------------------------------------------------------------
     Net increase in net assets
     from operations ..................    $ 775        $  1,173    $     27      $20,038
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended October 31, 1999

(Amounts in Thousands)

                                         Equity Income    Large Cap        Large Cap
                                              Fund       Equity Fund      Growth Fund
-------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividend ............................. $19,154         $2,345          $  5,473
    Interest .............................   2,489            448               293
    Foreign taxes withheld ...............    (281)            (9)               (5)
-------------------------------------------------------------------------------------
      Total investment income ............  21,362          2,784             5,761
-------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees .............   3,719            787             3,195
    Administration fees ..................   1,395            295             1,198
    Custodian fees .......................     132             99               137
    Printing and postage .................      25              6                17
    Professional fees ....................      53             51                56
    Registration expenses ................      21              4                20
    Transfer agent fees ..................      17             20                19
    Trustees' fees and expenses ..........      46             10                40
    Other ................................      58              8                44
-------------------------------------------------------------------------------------
      Total expenses .....................   5,466          1,280             4,726
-------------------------------------------------------------------------------------
    Less amounts waived (Note 2) .........   5,198          1,171             4,486
    Less expense reimbursements ..........      --              4                 4
-------------------------------------------------------------------------------------
      Net expenses .......................     268            105               236
-------------------------------------------------------------------------------------
      Net investment income ..............  21,094          2,679             5,525
-------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized gain on:
     Investments .........................  95,029         34,648            85,454
    Change in net unrealized
    appreciation/depreciation of
    investments .......................... (33,126)        (2,615)          165,652
-------------------------------------------------------------------------------------
    Net realized and unrealized
    gain on investments ..................  61,903         32,033           251,106
-------------------------------------------------------------------------------------
    Net increase in net assets from
    operations ........................... $82,997        $34,712          $256,631
-------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended October 31, 1999

(Amounts in Thousands)

                                            New Growth
                                           Opportunities    Small Cap   International
                                               Fund        Value Fund    Equity Fund
-------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividend ............................... $   226         $ 3,504      $ 2,750
    Interest ...............................     416           1,446          219
    Foreign taxes withheld .................      --              --         (318)
-------------------------------------------------------------------------------------
      Total investment income ..............     642           4,950        2,651
-------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ...............     810           2,678        2,212
    Administration fees ....................     187             618          335
    Custodian fees .........................      83             104          244
    Printing and postage ...................      10              15           10
    Professional fees ......................      29              50           57
    Registration expenses ..................       9               2            1
    Transfer agent fees ....................      18              14           16
    Trustees' fees and expenses ............       6              21           12
    Other ..................................      10              31           21
-------------------------------------------------------------------------------------
      Total expenses .......................   1,162           3,533        2,908
-------------------------------------------------------------------------------------
    Less amounts waived (Note 2) ...........   1,073           3,382        2,781
     Less expense reimbursements ...........      --               6           --
-------------------------------------------------------------------------------------
     Net expenses ..........................      89             145          127
-------------------------------------------------------------------------------------
      Net investment income ................     553           4,805        2,524
-------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on:
     Investments ...........................  30,623          69,103       19,871
     Futures transactions ..................      --              --        1,587
     Foreign currency transactions .........      --              --       (1,633)
    Change in net unrealized
    appreciation/depreciation of:
     Investments ...........................     739         (83,705)      26,685
     Futures contracts .....................      --              --          (67)
     Foreign currency transactions .........      --              --       (2,978)
-------------------------------------------------------------------------------------
    Net realized and unrealized
    gain (loss) on investments .............  31,362         (14,602)      43,465
-------------------------------------------------------------------------------------
    Net increase (decrease) in net
    assets from operations ................. $31,915         $(9,797)     $45,989
-------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31,

STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31,
(Amounts in Thousands)

                                                                Short-Term Bond Fund   Intermediate Bond Fund      Bond Fund
                                                                  1999       1998        1999         1998       1999       1998
----------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...................................... $ 1,272    $ 1,571     $ 20,421    $ 20,669   $ 36,224   $ 34,577
   Net realized gain (loss) on investments and futures
   transactions ...............................................    (342)        58       (5,108)      4,876    (11,695)     7,797
   Change in unrealized appreciation/depreciation of
   investments and futures contracts ..........................    (155)       (29)     (14,140)        527    (24,502)     2,772
----------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets from operations ...................     775      1,600        1,173      26,072         27     45,146
----------------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
   Net investment income ......................................  (1,272)    (1,495)     (20,421)    (20,279)   (36,223)   (34,401)
   Net realized gain on investment transactions ...............     (99)        --       (5,181)         --     (7,910)    (6,298)
----------------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ......................  (1,371)    (1,495)     (25,602)    (20,279)   (44,133)   (40,699)
----------------------------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ................................   2,535      2,680       66,231      61,733     98,531     96,373
   Dividends reinvested .......................................      98          1        4,982          23      7,747      5,178
   Cost of shares redeemed ....................................  (5,684)    (4,163)     (23,684)    (33,372)   (32,034)   (36,124)
----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions .........  (3,051)    (1,482)      47,529      28,384     74,244     65,427
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ..................  (3,647)    (1,377)      23,100      34,177     30,138     69,874
  NET ASSETS:
   Beginning of period ........................................  25,299     26,676      353,343     319,166    589,662    519,788
----------------------------------------------------------------------------------------------------------------------------------
   End of period .............................................. $21,652    $25,299     $376,443    $353,343   $619,800   $589,662
----------------------------------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
   Issued (including shares issued for stock split) (Note 1) ..     240        251        6,673       6,050      2,491      2,364
   Reinvested .................................................       9          1          491           2        191        128
   Redeemed ...................................................    (540)      (391)      (2,412)     (3,266)      (815)      (887)
----------------------------------------------------------------------------------------------------------------------------------
   Change in shares ...........................................    (291)      (139)       4,752       2,786      1,867      1,605
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31,
(Amounts in Thousands)

                                                                 Balanced Fund        Equity Income Fund    Large Cap Equity Fund
                                                               1999         1998       1999        1998        1999       1998
----------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ................................... $  5,494     $  6,804    $ 21,094   $ 27,799     $  2,679   $  2,680
  Net realized gain (loss) on investments .................   10,119        8,977      95,029     94,651       34,648     22,116
  Change in unrealized appreciation/depreciation of
  investments .............................................    4,425        8,631     (33,126)   (48,434)      (2,615)     3,890
----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations ................   20,038       24,412      82,997     74,016       34,712     28,686
----------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
  Net investment income ...................................   (5,504)      (6,795)    (21,765)   (27,135)      (2,680)    (2,679)
  Net realized gain on investment transactions ............   (9,006)     (18,803)    (96,156)  (190,260)     (22,147)   (56,874)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders ...................  (14,510)     (25,598)   (117,921)  (217,395)     (24,827)   (59,553)
----------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued .............................    7,068          757       8,277     34,448       54,421     50,467
  Dividends reinvested ....................................    9,138       18,788      94,525    176,268       20,588      5,957
  Cost of shares redeemed .................................  (14,356)     (45,440)   (203,476)   (99,496)     (39,260)   (35,208)
----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from capital share transactions ......    1,850      (25,895)   (100,674)   111,220       35,749     21,216
----------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets .................    7,378      (27,081)   (135,598)   (32,159)      45,634     (9,651)
 NET ASSETS:
  Beginning of period .....................................  152,102      179,183     922,977    955,136      176,762    186,413
----------------------------------------------------------------------------------------------------------------------------------
  End of period ........................................... $159,480     $152,102    $787,379   $922,977     $222,396   $176,762
----------------------------------------------------------------------------------------------------------------------------------
 SHARE TRANSACTIONS:
  Issued (including shares issued for stock split) (Note 1)      207           23      21,527        383        5,659        133
  Reinvested ..............................................      274          605       3,406      2,050          575         16
  Redeemed ................................................     (414)      (1,349)     (6,983)    (1,089)      (1,005)       (85)
----------------------------------------------------------------------------------------------------------------------------------
  Change in shares ........................................       67         (721)     17,950      1,344        5,229         64
----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31,

 STATEMENT OF CHANGES IN NET ASSETS For the year ended October 31, (Amounts in Thousands)

                                                                       Large Cap                New Growth
                                                                      Growth Fund           Opportunities Fund
                                                                   1999         1998         1999         1998
-----------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income ...................................... $  5,525     $  6,013     $    553     $    528
   Net realized gain (loss) on investments, futures
   and foreign currency transactions ..........................   85,454       60,229       30,623        2,225
   Change in unrealized appreciation/depreciation
   of investments, futures contracts and foreign
   currency transactions ......................................  165,652       89,132          739       (3,735)
-----------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
     operations ...............................................  256,631      155,374       31,915         (982)
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
   Net investment income ......................................   (5,525)      (6,016)        (496)        (507)
   Net realized gain on investment transactions ...............  (60,409)     (53,497)      (2,314)      (8,400)
-----------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ......................  (65,934)     (59,513)      (2,810)      (8,907)
-----------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ................................   68,940       21,848        2,292        8,654
   Dividends reinvested .......................................   59,031       50,838        2,297        7,427
   Cost of shares redeemed ....................................  (71,778)     (62,723)     (17,355)     (10,241)
-----------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions .........   56,193        9,963      (12,766)       5,840
-----------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ..................  246,890      105,824       16,339       (4,049)
  NET ASSETS:
   Beginning of period ........................................  653,986      548,162      112,326      116,375
-----------------------------------------------------------------------------------------------------------------
   End of period .............................................. $900,876     $653,986     $128,665     $112,326
-----------------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
   Issued (including shares issued for stock split) (Note 1)      13,207          216        3,660           13
   Reinvested .................................................    1,541          563           72           13
   Redeemed ...................................................   (1,633)        (601)        (496)         (16)
-----------------------------------------------------------------------------------------------------------------
   Change in shares ...........................................   13,115          178        3,236           10
-----------------------------------------------------------------------------------------------------------------

                                                                        Small Cap               International
                                                                       Value Fund                Equity Fund
                                                                   1999         1998         1999         1998
-----------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net investment income ...................................... $  4,805     $  6,111     $  2,524     $  4,280
   Net realized gain (loss) on investments, futures
   and foreign currency transactions ..........................   69,103       20,102       19,825          843
   Change in unrealized appreciation/depreciation
   of investments, futures contracts and foreign
   currency transactions ......................................  (83,705)     (64,592)      23,640        9,208
-----------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from
     operations ...............................................   (9,797)     (38,379)      45,989       14,331
-----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1)
   Net investment income ......................................   (4,874)      (6,176)      (5,407)     (10,955)
   Net realized gain on investment transactions ...............  (20,135)     (16,877)          --      (14,974)
-----------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders ......................  (25,009)     (23,053)      (5,407)     (25,929)
-----------------------------------------------------------------------------------------------------------------
  CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ................................   14,795       24,074        3,876       16,703
   Dividends reinvested .......................................   19,643       16,069            1       13,026
   Cost of shares redeemed ....................................  (79,203)     (47,997)     (42,059)     (51,587)
-----------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions .........  (44,765)      (7,854)     (38,182)     (21,858)
-----------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets ..................  (79,571)     (69,286)       2,400      (33,456)
  NET ASSETS:
   Beginning of period ........................................  418,357      487,643      220,945      254,401
-----------------------------------------------------------------------------------------------------------------
   End of period .............................................. $338,786     $418,357     $223,345     $220,945
-----------------------------------------------------------------------------------------------------------------
  SHARE TRANSACTIONS:
   Issued (including shares issued for stock split) (Note 1)         269          410        6,702           94
   Reinvested .................................................      362          284           --           79
   Redeemed ...................................................   (1,456)        (815)      (1,326)        (288)
-----------------------------------------------------------------------------------------------------------------
   Change in shares ...........................................     (825)        (121)       5,376         (115)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA SELECT FUNDS NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Select Short-Term Bond Fund ("STBF"), Select Intermediate Bond Fund ("IBF"), Select Bond Fund ("BND"), Select Balanced Fund ("BF"), Select Equity Income Fund ("EIF"), Select Large Cap Equity Fund ("LCEF"), Select Large Cap Growth Fund ("LCGF"), Select New Growth Opportunities Fund ("NGOF"), Select Small Cap Value Fund ("SCVF"), and Select International Equity Fund ("IEF"), collectively, the "Funds", are separate series of The Trust.

Effective November 20, 1998, the following Funds underwent a split of shares:

  Fund     Split Ratio
--------------------------------------------------------------------------------
  EIF       3 shares for 1
  LCEF     11 shares for 1
  LCGF      3 shares for 1
  NGOF     20 shares for 1
  IEF       6 shares for 1

Net assets of the Funds and values of each shareholder account were unaffected by the split.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank,

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

   subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   STBF, IBF and BND invest in exchange-traded interest rate futures and options contracts for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

   BF, EIF, LCEF, LCGF, NGOF, and SCVF invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase.

   Index futures contracts are used to control the asset mix of IEF in the most efficient manner, allowing the fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

   Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

   Use of short futures contracts subjects the Fund to unlimited risk of loss.

   The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

   At October 31, 1999, the Funds had open futures contracts as shown on the Fund's Portfolio of Investments.

   D. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

   written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

   BF, EIF, LCEF, LCGF, NGOF, SCVF and IEF may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

   At October 31, 1999, the Funds had no outstanding written options.

   E. Forward foreign currency exchange contracts -- IEF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the IEF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The IEF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

   At October 31, 1999, IEF had open forward foreign currency contracts as shown in Note 6.

   F. Dollar rolls -- STBF, IBF, BND and BF enter into dollar roll transactions in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

   G. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

   Purchases of To Be Announced (TBA) securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA purchase commitments.

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

   H. Foreign currency translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

      1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

      2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

   Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

   I. Organization costs -- Organization and initial registration costs incurred (prior to June 1998) in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty-month period beginning at the commencement of operations of each Fund.

   J. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income, and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   K. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regu-

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

   lations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

   The following amounts were reclassified within the capital accounts (in thousands):

                                    Accumulated
                                    undistributed/        Accumulated
                                  (overdistributed)      net realized
                     Paid-in       net investment         gain (loss)
                     capital           income            on investments
-----------------------------------------------------------------------
    STBF.........     $ (4)             $  (3)             $     7
    IBF .........       (5)               (42)                  47
    BND .........       (9)              (127)                 136
    BF ..........       (3)                12                   (9)
    EIF .........      (23)              (810)                 833
    LCEF.........       (3)                (4)                 7
    LCGF.........       (6)                 6                   --
    NGOF.........       (2)                 2                   --
    SCVF.........       (4)                 4                   --
    IEF .........       (1)             2,672               (2,671)

   The reclassifications of STBF, IBF and BND primarily relate to the character for tax purposes of current year distributions and paydown gains and losses. The reclassifications for BF primarily relate to the character for tax purposes of paydown gains and losses. The reclassifications for EIF and LCEF primarily relate to the character for tax purposes of REIT investment activity. The reclassifications for LCGF, NGOF and SCVF primarily relate to the character for tax purposes of non-deductible organization expenses. The reclassifications for IEF primarily relate to the character for tax purposes of current year distributions, current year net operating losses and foreign currency losses.

   L. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate investment advisory agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.25% for STBF, 0.30% for IBF and BND, 0.50% for BF, 0.40% for EIF, LCEF, and LCGF, 0.65% for NGOF and SCVF, and 1.00% for IEF of the average daily net assets. The Advisor voluntarily waived all of its fees for the year ended October 31, 1999.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, with the exception of IEF, pursuant

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

   to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.10% for STBF, 0.15% for IBF and BND, 0.25% for BF, 0.20% for EIF, LCEF and LCGF, and 0.30% for NGOF and SCVF of average daily net assets.

   CAM London, a wholly owned subsidiary of Chase and a registered investment advisor, is the sub-investment advisor for IEF pursuant to a Sub-Investment Advisory Agreement with Chase and is paid a fee by Chase from its advisory fee at an annual rate equal to 0.50% of IEF's average daily net assets.

   B. Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor" or "VFD"), a wholly owned subsidiary of The BISYS Group, Inc.("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived sub-administration fees as of October 31, 1999, as follows (in thousands): STBF $12; IBF $163; BND $547; BF $72; EIF $417; LCEF $88; LCGF $355; NGOF $55; SCVF $188; IEF $104.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees for the year ended October 31, 1999.

   D. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase voluntarily waived all custodian fees for the year ended October 31, 1999.

   The Distributor voluntarily reimbursed expenses of the Funds in the amounts as shown on the Statement of Operations.

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

3. Investment Transactions

For the year ended October 31, 1999, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                      Purchases           Sales         Purchases      Sales
                   (excluding U.S.   (excluding U.S.     of U.S.      of U.S.
                     Government)       Government)      Government   Government
----------------------------------------------------------------------------------
  STBF.........      $  18,142         $  12,689         $47,349      $  51,078
  IBF .........        279,035           223,403         210,065        173,455
  BND .........        492,007           371,133         975,997      1,118,306
  BF ..........         51,744            62,801          89,216         79,885
  EIF .........      1,292,809         1,461,500              --             --
  LCEF.........        211,477           200,040              --            284
  LCGF.........        257,559           207,233              --             --
  NGOF.........        118,743           135,008              --             --
  SCVF.........        208,523           250,725              --             --
  IEF .........        296,642           300,050              --             --

4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1999 are as follows (in thousands):

                                  Gross         Gross       Net unrealized
                   Aggregate   unrealized     unrealized     appreciation/
                     cost      appreciation   depreciation  (depreciation)
--------------------------------------------------------------------------
  STBF..........   $ 19,348     $     12       $   (128)       $   (116)
  IBF ..........    381,171          240        (10,234)         (9,994)
  BND ..........    676,408          803        (15,997)        (15,194)
  BF ...........    107,239       52,399         (1,550)         50,849
  EIF ..........    677,415      120,732        (15,966)        104,766
  LCEF..........    171,914       53,955         (4,215)         49,740
  LCGF..........    425,504      483,005         (7,022)        475,983
  NGOF..........    100,292       32,091         (2,648)         29,443
  SCVF..........    289,219       77,382        (19,740)         57,642
  IEF ..........    181,733       43,146         (7,707)         35,439

At October 31, 1999, STBF had a net capital loss carryover of approximately $332,000, which will be available to offset capital gains arising through October 31, 2007. IBF had a net capital loss carryover of approximately $5,067,000, which will be available to offset capital gains arising through October 31, 2007. BND had a net capital loss carryover of approximately $10,658,000, which will be available to offset capital gains arising through October 31, 2007. During the year ended October 31, 1999, IEF utilized all previous net capital loss carryovers of approximately $659,000. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. Retirement Plan

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended October 31, 1999, included in

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities, were as follows (in thousands):

                     Pension       Accrued Pension
                     Expenses         Liability
--------------------------------------------------
  STBF..........       $--              $ 1
  IBF ..........         6               18
  BND ..........        10               32
  BF ...........         3               10
  EIF ..........        17               54
  LCEF..........         3               11
  LCGF..........        12               36
  NGOF..........         2                7
  SCVF..........         8               26
  IEF ..........         4               14

6. Open Forward Foreign Currency Contracts

IEF was party to the following forward foreign currency contracts at October 31, 1999 (in thousands):


                                                         Unrealized
  Contract Amount       Contrac Amount     Settlement       Loss
    Purchased                Sold             Date          USD
-------------------------------------------------------------------
  1,500,000  JPY          13,841  EUR       12/15/99     $  (114)
         13  SEK               2  USD       11/01/99          --
      9,583  EUR           6,350  GBP       12/15/99        (315)
     12,946  EUR       1,500,000  JPY       12/15/99        (831)
                                                         -------
                                                         $(1,260)
                                                         =======

EUR - European Currency Unit
GBP - Great British Pound
JPY - Japanese Yen
SEK - Swedish Krone
USD - U.S. Dollar

7. Foreign Cash Positions

IEF held the following foreign currency positions at October 31, 1999 (in thousands):

                                 Delivery                            Net
                                   Value               Market     Unrealized
                                  (Local     Cost      Value     Gain (Loss)
  Currency                       Currency)   (USD)     (USD)        (USD)
------------------------------------------------------------------------------
  Austrian Schilling...........      701    $  453    $   447      $  (6)
  EURO ........................    1,148     1,891      1,883         (8)
  Great British Pound..........    4,405     4,729      4,630        (99)
  Hong Kong Dollar ............        2        --         --         --
  Japanese Yen ................      914         7         10          3
  Malaysian Ringgit ...........       49        13         13         --
  Philippine Peso .............      732        17         18          1
  Singapore Dollar ............        1         1          1         --
  Swedish Krona ...............        5        --         --         --
  Swiss Franc .................      495       336        325        (11)
  Thai Baht ...................       30         1          1         --
                                            ------    -------      ------
                                            $7,448    $ 7,328      $(120)
                                            ======    =======      ======

CHASE VISTA SELECT FUNDS  NOTES TO FINANCIAL STATEMENTS
(Continued)

8. Bank Borrowings

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The Funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at October 31, 1999, nor at any point during the year.

9. Concentrations

At October 31, 1999, substantially all of the net assets of IEF consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of October 31, 1999, IEF invested approximately 25.5% and 20.6% of its net assets in issuers in Japan and the United Kingdom, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

------------------------------------------------------------

       CHASE VISTA SELECT FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                                  Chase Vista Select
                                                         -------------------------------------------------------------------
                                                                 Short-Term Bond Fund              Intermediate Bond Fund
                                                         -------------------------------------------------------------------
                                                                                  1/1/97*                           1/1/97*
                                                                 Year Ended       Through         Year Ended        Through
                                                           10/31/99   10/31/98    10/31/97   10/31/99   10/31/98    10/31/97
                                                           --------   --------    --------   --------   --------    --------
Per share operating performance
Net asset value, beginning of period ...................    $10.69     $10.65      $10.62     $10.36     $10.19      $10.09
                                                            ------     ------      ------     ------     ------      ------
Income from investment operations:
 Net investment income .................................      0.56       0.61        0.57       0.55       0.62        0.55
 Net gains or losses on securities
 (both realized and unrealized) ........................     (0.22)      0.04        0.03      (0.52)      0.17        0.10
                                                            ------     ------      ------     ------     ------      ------
  Total from investment operations .....................      0.34       0.65        0.60       0.03       0.79        0.65
                                                            ------     ------      ------     ------     ------      ------
Distributions to shareholders from:
 Dividends from net investment income ..................      0.56       0.61        0.57       0.55       0.62        0.55
 Net realized gains on investment transactions .........      0.04          --          --      0.15         --          --
                                                            ------     ------      ------     ------     ------      ------
  Total dividends and distributions ....................      0.60       0.61        0.57       0.70       0.62        0.55
                                                            ------     ------      ------     ------     ------      ------
Net asset value, end of period .........................    $10.43     $10.69      $10.65     $ 9.69     $10.36      $10.19
                                                            ======     ======      ======     ======     ======      ======
  Total return .........................................      3.31%      6.25%       5.82%      0.33%      7.98%       6.71%
Ratios/supplemental data:
 Net assets, end of period (in millions) ...............    $   22    $    25      $   27     $  376     $  353      $  319
Ratios to average net assets:#
 Expenses ..............................................      0.07%      0.11%       0.11%      0.04%      0.04%       0.06%
 Net investment income .................................      5.31%      6.01%       6.45%      5.55%      6.16%       6.67%
 Expenses without waivers and reimbursements ...........      0.73%      0.88%       0.63%      0.50%      0.52%       0.54%
 Net investment income without waivers and
 reimbursements ........................................      4.65%      5.24%       5.93%      5.09%      5.68%       6.19%
Portfolio turnover rate ................................       316%       382%        406%       123%       168%        193%

                                                                     Bond Fund
                                                         ----------------------------------

                                                                                   1/1/97*
                                                               Year Ended          Through
                                                          10/31/99     10/31/98    10/31/97
                                                          --------     --------    --------
Per share operating performance
Net asset value, beginning of period ...................   $ 41.29      $41.01      $40.34
                                                           -------      ------      ------
Income from investment operations:
 Net investment income .................................      2.36        2.56        2.31
 Net gains or losses on securities
 (both realized and unrealized) ........................     (2.37)       0.76        0.67
                                                           -------      ------      ------
  Total from investment operations .....................     (0.01)       3.32        2.98
                                                           -------      ------      ------
Distributions to shareholders from:
 Dividends from net investment income ..................      2.36        2.55        2.31
 Net realized gains on investment transactions .........      0.54        0.49          --
                                                           -------      ------      ------
  Total dividends and distributions ....................      2.90        3.04        2.31
                                                           -------      ------      ------
Net asset value, end of period .........................   $ 38.38      $41.29      $41.01
                                                           =======      ======      ======
  Total return .........................................    (0.01%)       8.44%       7.64%
Ratios/supplemental data:
 Net assets, end of period (in millions) ...............   $   620      $  590      $  520
Ratios to average net assets:#
 Expenses ..............................................      0.03%       0.03%       0.02%
 Net investment income .................................      5.97%       6.27%       6.89%
 Expenses without waivers and reimbursements ...........      0.49%       0.51%       0.49%
 Net investment income without waivers and
 reimbursements ........................................      5.51%       5.79%       6.42%
Portfolio turnover rate ................................       300%        306%        261%
-------------------------------------------------------------------------------------------

* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA SELECT FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                       Chase Vista Select
                                                 ---------------------------------------------------------------
                                                           Balanced Fund              Equity Income Fund (1)
                                                 ---------------------------------------------------------------
                                                                        1/1/97*                         1/1/97*
                                                       Year Ended       Through        Year Ended       Through
                                                 10/31/99   10/31/98    10/31/97   10/31/99  10/31/98   10/31/97
                                                 --------   --------    --------   --------  --------   --------
Per share operating performance
Net asset value, beginning of period ..........   $33.53     $34.08      $30.62     $28.89    $34.22     $28.32
                                                  ------     ------      ------     ------    ------     ------
Income from investment operations:
 Net investment income ........................     1.17       1.32        1.17       0.65      0.85       0.79
 Net gains or losses in securities
 (both realized and unrealized) ...............     3.12       3.05        3.46       1.69      1.50       5.90
                                                  ------     ------      ------     ------    ------     ------
  Total from investment operations ............     4.29       4.37        4.63       2.34      2.35       6.69
                                                  ------     ------      ------     ------    ------     ------
Distributions to shareholders from:
 Dividends from net investment income .........     1.17       1.31        1.17       0.67      0.83       0.79
 Distributions from capital gains .............     2.01       3.61          --       3.03      6.85         --
                                                  ------     ------      ------     ------    ------     ------
  Total dividends and distributions ...........     3.18       4.92        1.17       3.70      7.68       0.79
                                                  ------     ------      ------     ------    ------     ------
Net asset value, end of period ................   $34.64     $33.53      $34.08     $27.53    $28.89     $34.22
                                                  ======     ======      ======     ======    ======     ======
  Total return ................................    13.30%     14.28%      15.36%      8.18%     7.62%     23.78%
Ratios/supplemental data:
 Net assets, end of period (in millions) ......   $  159     $  152      $  179     $  787    $  923     $  955
Ratios to average net assets:#
 Expenses .....................................     0.05%      0.03%       0.03%      0.03%     0.03%      0.03%
 Net investment income ........................     3.37%      3.98%       4.29%      2.25%     2.85%      2.97%
 Expenses without waivers and reimbursements ..     0.75%      0.75%       0.72%      0.58%     0.59%      0.59%
 Net investment income without waivers and
 reimbursements ...............................     2.67%      3.26%       3.60%      1.70%     2.29%      2.41%
Portfolio turnover rate .......................       93%        50%        131%       146%      148%        73%
---------------------------------------------------------------------------------------------------------------
                                                             Large Cap Equity Fund (1)
                                                        ---------------------------------
                                                                                  1/1/97*
                                                           Year Ended            Through
                                                        10/31/99    10/31/98     10/31/97
                                                        --------    --------     --------
Per share operating performance
Net asset value, beginning of period .................   $37.52      $46.58       $37.22
                                                         ------      ------       ------
Income from investment operations:
 Net investment income ...............................     0.52        0.56         0.59
 Net gains or losses in securities
 (both realized and unrealized) ......................     6.56        5.27         9.36
                                                         ------      ------       ------
  Total from investment operations ...................     7.08        5.83         9.95
                                                         ------      ------       ------
Distributions to shareholders from:
 Dividends from net investment income ................     0.52        0.56         0.59
 Distributions from capital gains ....................     4.77       14.33           --
                                                         ------      ------       ------
  Total dividends and distributions ..................     5.29       14.89         0.59
                                                         ------      ------       ------
Net asset value, end of period .......................   $39.31      $37.52       $46.58
                                                         ======      ======       ======
  Total return .......................................    20.36%      16.58%       26.89%
Ratios/supplemental data:
 Net assets, end of period (in millions) .............   $  222      $  177       $  186
Ratios to average net assets:#
 Expenses ............................................     0.05%       0.03%        0.03%
 Net investment income ...............................     1.36%       1.46%        1.66%
 Expenses without waivers and reimbursements .........     0.65%       0.65%        0.58%
 Net investment income without waivers and
 reimbursements ......................................     0.76%       0.86%        1.11%
Portfolio turnover rate ..............................      106%         56%          54%
-----------------------------------------------------------------------------------------

 *  Commencement of Operations.
 #  Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior period's have been restated to reflect the split.

                       See notes to financial statements.

CHASE VISTA SELECT FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                        Chase Vista Select
                                                                    --------------------------
                                                                      Large Cap Growth Fund (1)   New Growth Opportunities Fund (1)
                                                                                        1/1/97*                         1/1/97*
                                                                        Year Ended      Through         Year Ended      Through
                                                                    10/31/99  10/31/98  10/31/97   10/31/99   10/31/98  10/31/97
                                                                    --------  --------  --------   --------   --------  --------
Per share operating performance
Net asset value, beginning of period ..............................  $37.36    $32.30     $26.01     $29.63     $32.39    $28.58
                                                                     ------    ------     ------     ------     ------    ------
Income from investment operations:
 Net investment income ............................................    0.30      0.34       0.28       0.15       0.14      0.15
 Net gains or losses in securities (both realized and unrealized) .   13.66      8.23       6.29       8.52      (0.42)     3.80
                                                                     ------    ------     ------     ------     ------    ------
  Total from investment operations ................................   13.96      8.57       6.57       8.67      (0.28)     3.95
                                                                     ------    ------     ------     ------     ------    ------
Distributions to shareholders from:
 Dividends from net investment income .............................    0.30      0.34       0.28       0.14       0.13      0.14
 Distributions from capital gains .................................    3.48      3.17         --       0.61       2.35        --
                                                                     ------    ------     ------     ------     ------    ------
  Total dividends and distributions ...............................    3.78      3.51       0.28       0.75       2.48      0.14
                                                                     ------    ------     ------     ------     ------    ------
Net asset value, end of period ....................................  $47.54    $37.36     $32.30     $37.55     $29.63    $32.39
                                                                     ======    ======     ======     ======     ======    ======
  Total return ....................................................   39.78%    29.12%     25.32%     29.65%     (0.70%)   13.90%
Ratios/supplemental data:
 Net assets, end of period (in millions) ..........................  $  901    $  654     $  548     $  129     $  112    $  116
Ratios to average net assets:#
 Expenses .........................................................    0.03%     0.02%      0.02%      0.07%      0.08%     0.08%
 Net investment income ............................................    0.69%     0.98%      1.12%      0.44%      0.43%     0.57%
 Expenses without waivers and reimbursements ......................    0.59%     0.60%      0.60%      0.93%      0.94%     0.92%
 Net investment income without waivers and reimbursements .........    0.13%     0.40%      0.54%     (0.42%)    (0.43%)   (0.27%)
Portfolio turnover rate ...........................................      26%       22%        36%       101%        67%       50%
----------------------------------------------------------------------------------------------------------------------------------

 *  Commencement of Operations.
 #  Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior period's have been restated to reflect the split.

                       See notes to financial statements.

CHASE  VISTA SELECT FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                                         Chase Vista Select
                                                                     ------------------------------------------------------------
                                                                        Small Cap Value Fund       International Equity Fund (1)
                                                                     ------------------------------------------------------------
                                                                                         1/1/97*                        1/1/97*
                                                                         Year Ended      Through          Year Ended    Through
                                                                     10/31/99  10/31/98  10/31/97  10/31/99   10/31/98  10/31/97
                                                                     --------  --------  --------  --------   --------  --------
Per share operating performance
Net asset value, beginning of period ...............................  $52.73    $60.54    $51.87     $27.79    $29.45    $28.64
                                                                      ------    ------    ------     ------    ------    ------
Income from investment operations:
 Net investment income .............................................    0.64      0.74      0.57       0.33      0.41      0.44
 Net gains or losses in securities (both realized and unrealized) ..   (2.50)    (5.72)     8.62       5.94      0.90      0.77
                                                                      ------    ------    ------     ------    ------    ------
  Total from investment operations .................................   (1.86)    (4.98)     9.19       6.27      1.31      1.21
                                                                      ------    ------    ------     ------    ------    ------
Distributions to shareholders from:
 Dividends from net investment income ..............................    0.64      0.75      0.52       0.73      1.24      0.40
 Distributions from capital gains ..................................    2.57      2.08        --         --      1.73         --
                                                                      ------    ------    ------     ------    ------    ------
  Total dividends and distributions ................................    3.21      2.83      0.52       0.73      2.97      0.40
                                                                      ------    ------    ------     ------    ------    ------
Net asset value, end of period .....................................  $47.66    $52.73    $60.54     $33.33    $27.79    $29.45
                                                                      ======    ======    ======     ======    ======    ======
  Total return .....................................................   (4.20%)   (8.53%)   17.80%     22.83%     4.80%     4.15%
Ratios/supplemental data:
 Net assets, end of period (in millions) ...........................  $  339    $  418    $  488     $  223    $  221    $  254
Ratios to average net assets:#
 Expenses ..........................................................    0.04%     0.02%     0.02%      0.06%     0.05%     0.07%
 Net investment income .............................................    1.16%     1.28%     1.26%      1.14%     1.71%     1.66%
 Expenses without waivers and reimbursements .......................    0.86%     0.85%     0.85%      1.31%     1.34%     1.27%
 Net investment income without waivers and reimbursements ..........    0.34%     0.45%     0.43%     (0.11%)    0.42%     0.46%
Portfolio turnover rate ............................................      55%        6%        8%       141%      150%      141%
---------------------------------------------------------------------------------------------------------------------------------

 *  Commencement of Operations.
 #  Short periods have been annualized.
(1) On November 20, 1998, the Fund underwent a split of shares, see Note 1. Prior period's have been restated to reflect the split.

                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Mutual Fund Select Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista Select Short-Term Bond Fund, Chase Vista Select Intermediate Bond Fund, Chase Vista Select Bond Fund, Chase Vista Select Balanced Fund, Chase Vista Select Equity Income Fund, Chase Vista Select Large Cap Equity Fund, Chase Vista Select Large Cap Growth Fund, Chase Vista Select New Growth Opportunities Fund, Chase Vista Select Small Cap Value Fund and Chase Vista Select International Equity Fund (separate portfolios of Mutual Fund Select Group, hereafter referred to as the "Trust") at October 31, 1999, the results of their operations for the year then ended, the changes in their net assets for the two years then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 13, 1999

TAX LETTER (UNAUDITED)

Chase Vista Select Short-Term Bond Fund         Chase Vista Select Large Cap Equity Fund
Chase Vista Select Intermediate Bond Fund       Chase Vista Select Large Cap Growth Fund
Chase Vista Select Bond Fund                    Chase Vista Select New Growth Opportunities Fund
Chase Vista Select Balanced Fund                Chase Vista Select Small Cap Value Fund
Chase Vista Select Equity Income Fund           Chase Vista Select International Equity Fund

--------------------------------------------------------------------------------
Certain tax information for the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 1999. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1999. The information necessary to complete your income tax returns for the calendar year ending December 31, 1999 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999:

The following represents the source and percentage of income earned from government obligations, the percentage of distributions eligible for dividends received deduction and the per share long-term capital gains distributed by the
Funds:

                                                        Federal        Federal
                                          Federal      Home Loan       National      Tennessee                     Long-Term
                              U.S.         Home        Mortgage        Mortgage       Valley        Dividends    Capital Gains
                            Treasury    Loan Bank     Corporation     Association    Authority      Received      Distribution
 Chase Vista Select Fund   Obligations  Obligations   Obligations     Obligations   Obligations     Deduction       Per Share
--------------------------------------------------------------------------------------------------------------------------------
STBF .....................   31.07%      1110.64%        1.56%          8.97%           --               --          $0.01
IBF ......................   29.96%         2.32%        2.41%          0.02%           --               --           0.03
BND ......................      --            --         2.24%          8.05%           --               --           0.08
BF .......................   16.71%         1.47%          --             --          0.69%           27.43%          2.01
EIF ......................      --          0.35%          --             --            --            29.88%          3.03
LCEF .....................      --          0.11%          --             --            --            85.81%          4.77
LCGF .....................      --          1.00%          --             --            --            98.49%          3.48
NGOF .....................      --          0.42%          --             --            --            38.96%          0.61
SCVF .....................      --          0.27%          --             --            --            61.20%          2.26
IEF ......................      --            --           --             --            --               --             --

For the year ended October 31, 1999, IEF elects, pursuant to Section 853 of the Internal Revenue Code, to pass through foreign taxes to its shareholders. The amount of gross foreign source income and foreign taxes with respect to this election are $2,968,015 ($.4429 per share) and $315,948 ($0.0471 per share), respectively.

                       See notes to financial statements.

CHASE VISTA SELECT EQUITY FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENT ADVISER,
ADMINISTRATOR, SHAREHOLDER
AND FUND SERVICING
AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
Vista Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewwaterhouseCoopers LLP

Chase Vista Funds are distributed by
Vista Fund Distributors, Inc., which is
unaffiliated with The Chase Manhattan
Bank. Chase and its respective affiliates receive compensation from Chase Vista
Select Funds for providing investment
advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the
Chase Vista Select Funds, call 1-800-34-VISTA.
The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(c) The Chase Manhattan Corporation, 1999, 2000. All Rights Reserved.
                                                                   December 1999

[CHASE VISTA LOGO]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039